Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (45.5%)
U.S. Government Securities (45.0%)
United States Treasury Note/Bond	3.500%	2/15/33	14,408	14,431
United States Treasury Note/Bond	4.500%	2/15/36	35	39
United States Treasury Note/Bond	3.500%	2/15/39	5,003	4,937
United States Treasury Note/Bond	4.250%	5/15/39	23,371	25,196
United States Treasury Note/Bond	4.500%	8/15/39	16,000	17,753
United States Treasury Note/Bond	4.375%	11/15/39	27,356	29,865
United States Treasury Note/Bond	1.125%	5/15/40	108,305	72,023
United States Treasury Note/Bond	4.375%	5/15/40	31,160	33,960
United States Treasury Note/Bond	1.125%	8/15/40	100,560	66,370
United States Treasury Note/Bond	3.875%	8/15/40	22,565	23,115
United States Treasury Note/Bond	1.375%	11/15/40	113,515	78,024
United States Treasury Note/Bond	4.250%	11/15/40	24,090	25,837
United States Treasury Note/Bond	1.875%	2/15/41	142,013	106,088
United States Treasury Note/Bond	4.750%	2/15/41	33,080	37,654
United States Treasury Note/Bond	2.250%	5/15/41	112,410	89,208
United States Treasury Note/Bond	4.375%	5/15/41	27,045	29,403
United States Treasury Note/Bond	1.750%	8/15/41	146,982	106,332
United States Treasury Note/Bond	2.000%	11/15/41	147,775	111,362
United States Treasury Note/Bond	3.125%	11/15/41	23,137	21,073
United States Treasury Note/Bond	2.375%	2/15/42	115,666	92,948
United States Treasury Note/Bond	3.125%	2/15/42	41,367	37,502
United States Treasury Note/Bond	3.000%	5/15/42	24,135	21,412
United States Treasury Note/Bond	3.250%	5/15/42	74,483	68,676
United States Treasury Note/Bond	2.750%	8/15/42	32,553	27,660
United States Treasury Note/Bond	3.375%	8/15/42	43,358	40,682
United States Treasury Note/Bond	2.750%	11/15/42	48,893	41,422
United States Treasury Note/Bond	4.000%	11/15/42	49,404	50,716
United States Treasury Note/Bond	3.125%	2/15/43	36,760	33,009
United States Treasury Note/Bond	3.875%	2/15/43	3,564	3,596
United States Treasury Note/Bond	2.875%	5/15/43	67,470	58,214
United States Treasury Note/Bond	3.625%	8/15/43	50,930	49,370
United States Treasury Note/Bond	3.750%	11/15/43	53,910	53,186
United States Treasury Note/Bond	3.625%	2/15/44	44,504	43,002
United States Treasury Note/Bond	3.125%	8/15/44	71,008	63,286
United States Treasury Note/Bond	2.500%	2/15/45	77,911	62,074
United States Treasury Note/Bond	2.875%	8/15/45	53,132	45,212
United States Treasury Note/Bond	3.000%	11/15/45	23,665	20,566
United States Treasury Note/Bond	2.500%	2/15/46	55,840	44,297
United States Treasury Note/Bond	2.500%	5/15/46	55,881	44,321
United States Treasury Note/Bond	2.250%	8/15/46	61,633	46,476
United States Treasury Note/Bond	2.875%	11/15/46	31,084	26,470

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.000%	2/15/47	57,604	50,106
	United States Treasury Note/Bond	3.000%	5/15/47	50,722	44,112
	United States Treasury Note/Bond	2.750%	8/15/47	69,481	57,734
	United States Treasury Note/Bond	2.750%	11/15/47	71,056	59,098
	United States Treasury Note/Bond	3.000%	2/15/48	73,340	63,955
	United States Treasury Note/Bond	3.125%	5/15/48	77,766	69,394
	United States Treasury Note/Bond	3.000%	8/15/48	75,988	66,323
	United States Treasury Note/Bond	3.375%	11/15/48	84,701	79,208
	United States Treasury Note/Bond	3.000%	2/15/49	84,881	74,271
	United States Treasury Note/Bond	2.875%	5/15/49	85,385	73,018
	United States Treasury Note/Bond	2.250%	8/15/49	86,510	64,990
	United States Treasury Note/Bond	2.375%	11/15/49	85,436	65,973
	United States Treasury Note/Bond	2.000%	2/15/50	92,244	65,349
[1]	United States Treasury Note/Bond	1.250%	5/15/50	126,110	73,301
	United States Treasury Note/Bond	1.375%	8/15/50	122,559	73,593
	United States Treasury Note/Bond	1.625%	11/15/50	123,479	79,200
	United States Treasury Note/Bond	1.875%	2/15/51	133,519	91,168
	United States Treasury Note/Bond	2.375%	5/15/51	132,667	101,842
	United States Treasury Note/Bond	2.000%	8/15/51	141,524	99,509
	United States Treasury Note/Bond	1.875%	11/15/51	132,302	90,069
	United States Treasury Note/Bond	2.250%	2/15/52	113,356	84,521
	United States Treasury Note/Bond	2.875%	5/15/52	120,459	103,030
	United States Treasury Note/Bond	3.000%	8/15/52	104,201	91,534
	United States Treasury Note/Bond	4.000%	11/15/52	96,965	102,904
	United States Treasury Note/Bond	3.625%	2/15/53	86,300	85,693
					3,776,662
Agency Bonds and Notes (0.5%)
[2]	AID-Israel	5.500%	9/18/33	1,000	1,106
	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,128
	Federal Home Loan Banks	5.500%	7/15/36	4,055	4,636
[3,4]	Federal Home Loan Mortgage Corp.	0.000%	11/15/38	40	21
[4]	Federal National Mortgage Assn.	5.625%	7/15/37	4,475	5,249
[4]	Federal National Mortgage Assn.	6.210%	8/6/38	770	934
	Tennessee Valley Authority	4.650%	6/15/35	2,510	2,584
	Tennessee Valley Authority	5.880%	4/1/36	4,535	5,213
	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,151
	Tennessee Valley Authority	6.150%	1/15/38	2,450	2,862
	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,288
	Tennessee Valley Authority	5.250%	9/15/39	9,920	10,591
	Tennessee Valley Authority	4.875%	1/15/48	2,650	2,709
	Tennessee Valley Authority	4.250%	9/15/52	950	877
	Tennessee Valley Authority	5.375%	4/1/56	950	1,074
	Tennessee Valley Authority	4.625%	9/15/60	400	397
	Tennessee Valley Authority	4.250%	9/15/65	2,500	2,344
					44,164
Total U.S. Government and Agency Obligations (Cost $4,662,995)					3,820,826
Corporate Bonds (47.0%)
Communications (5.8%)
	Activision Blizzard Inc.	4.500%	6/15/47	665	627
	Activision Blizzard Inc.	2.500%	9/15/50	2,980	1,992
	Alphabet Inc.	1.900%	8/15/40	1,750	1,226
	Alphabet Inc.	2.050%	8/15/50	4,960	3,150
	Alphabet Inc.	2.250%	8/15/60	3,871	2,369
	America Movil SAB de CV	6.375%	3/1/35	1,583	1,748
	America Movil SAB de CV	6.125%	11/15/37	930	1,018
	America Movil SAB de CV	6.125%	3/30/40	3,642	3,939

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	America Movil SAB de CV	4.375%	7/16/42	2,189	1,972
	America Movil SAB de CV	4.375%	4/22/49	2,356	2,095
	AT&T Inc.	2.550%	12/1/33	6,768	5,444
	AT&T Inc.	4.500%	5/15/35	6,352	5,957
	AT&T Inc.	4.900%	8/15/37	3,070	2,928
	AT&T Inc.	4.850%	3/1/39	1,760	1,651
	AT&T Inc.	3.500%	6/1/41	4,460	3,520
	AT&T Inc.	4.300%	12/15/42	1,541	1,342
	AT&T Inc.	4.650%	6/1/44	2,175	1,937
	AT&T Inc.	4.350%	6/15/45	1,313	1,120
	AT&T Inc.	4.750%	5/15/46	6,395	5,756
[3]	AT&T Inc.	5.150%	11/15/46	3,572	3,445
	AT&T Inc.	4.500%	3/9/48	5,503	4,742
	AT&T Inc.	4.550%	3/9/49	2,317	2,014
	AT&T Inc.	3.650%	6/1/51	6,560	4,965
	AT&T Inc.	3.500%	9/15/53	14,510	10,537
	AT&T Inc.	3.550%	9/15/55	17,912	12,867
	AT&T Inc.	3.800%	12/1/57	12,965	9,630
	AT&T Inc.	3.650%	9/15/59	12,512	8,940
	AT&T Inc.	3.850%	6/1/60	3,515	2,634
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	831	729
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	695	595
[3]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	2,225	1,554
	Charter Communications Operating LLC	4.400%	4/1/33	1,445	1,281
	Charter Communications Operating LLC	6.384%	10/23/35	4,185	4,153
	Charter Communications Operating LLC	5.375%	4/1/38	1,855	1,614
	Charter Communications Operating LLC	3.500%	6/1/41	2,082	1,424
	Charter Communications Operating LLC	3.500%	3/1/42	3,430	2,316
	Charter Communications Operating LLC	6.484%	10/23/45	6,427	6,058
	Charter Communications Operating LLC	5.375%	5/1/47	3,379	2,778
	Charter Communications Operating LLC	5.750%	4/1/48	4,614	3,962
	Charter Communications Operating LLC	5.125%	7/1/49	2,807	2,217
	Charter Communications Operating LLC	4.800%	3/1/50	5,273	4,011
	Charter Communications Operating LLC	3.700%	4/1/51	3,268	2,087
	Charter Communications Operating LLC	3.900%	6/1/52	4,896	3,225
	Charter Communications Operating LLC	5.250%	4/1/53	2,482	2,007
	Charter Communications Operating LLC	6.834%	10/23/55	968	939
	Charter Communications Operating LLC	3.850%	4/1/61	3,670	2,277
	Charter Communications Operating LLC	4.400%	12/1/61	3,400	2,312
	Charter Communications Operating LLC	3.950%	6/30/62	1,835	1,155
	Charter Communications Operating LLC	5.500%	4/1/63	2,000	1,618
	Comcast Corp.	4.200%	8/15/34	2,455	2,348
	Comcast Corp.	5.650%	6/15/35	1,310	1,406
	Comcast Corp.	4.400%	8/15/35	1,867	1,809
	Comcast Corp.	6.500%	11/15/35	697	799
	Comcast Corp.	3.200%	7/15/36	1,996	1,682
	Comcast Corp.	6.450%	3/15/37	1,742	2,004
	Comcast Corp.	3.900%	3/1/38	1,670	1,500
	Comcast Corp.	4.600%	10/15/38	2,022	1,951
	Comcast Corp.	3.250%	11/1/39	4,225	3,417
	Comcast Corp.	3.750%	4/1/40	4,043	3,475
	Comcast Corp.	4.650%	7/15/42	495	471
	Comcast Corp.	4.600%	8/15/45	2,235	2,065
	Comcast Corp.	3.400%	7/15/46	2,309	1,785
	Comcast Corp.	4.000%	8/15/47	1,635	1,382
	Comcast Corp.	3.969%	11/1/47	3,600	3,038
	Comcast Corp.	4.000%	3/1/48	1,234	1,045
	Comcast Corp.	4.700%	10/15/48	3,110	2,949

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	3.999%	11/1/49	4,847	4,068
	Comcast Corp.	3.450%	2/1/50	4,535	3,494
	Comcast Corp.	2.800%	1/15/51	4,435	2,997
	Comcast Corp.	2.887%	11/1/51	7,300	4,982
	Comcast Corp.	2.450%	8/15/52	1,750	1,093
	Comcast Corp.	4.049%	11/1/52	1,755	1,480
	Comcast Corp.	2.937%	11/1/56	10,648	7,096
	Comcast Corp.	4.950%	10/15/58	2,708	2,622
	Comcast Corp.	2.650%	8/15/62	1,184	722
	Comcast Corp.	2.987%	11/1/63	8,927	5,792
	Discovery Communications LLC	5.000%	9/20/37	1,395	1,231
	Discovery Communications LLC	4.875%	4/1/43	1,016	825
	Discovery Communications LLC	5.200%	9/20/47	2,500	2,061
	Discovery Communications LLC	5.300%	5/15/49	2,061	1,719
	Discovery Communications LLC	4.650%	5/15/50	1,818	1,386
	Discovery Communications LLC	4.000%	9/15/55	3,724	2,472
	Electronic Arts Inc.	2.950%	2/15/51	1,135	779
	Fox Corp.	5.476%	1/25/39	2,077	1,991
	Fox Corp.	5.576%	1/25/49	3,306	3,162
	Grupo Televisa SAB	6.625%	1/15/40	1,020	1,083
	Grupo Televisa SAB	5.000%	5/13/45	1,555	1,392
	Grupo Televisa SAB	6.125%	1/31/46	1,600	1,633
	Grupo Televisa SAB	5.250%	5/24/49	1,550	1,455
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	1,601	1,542
	Meta Platforms Inc.	4.450%	8/15/52	5,190	4,569
	Meta Platforms Inc.	4.650%	8/15/62	2,765	2,448
	NBCUniversal Media LLC	4.450%	1/15/43	1,945	1,777
	Orange SA	5.375%	1/13/42	1,505	1,539
	Orange SA	5.500%	2/6/44	1,556	1,639
	Paramount Global	5.500%	5/15/33	645	606
	Paramount Global	6.875%	4/30/36	2,190	2,235
	Paramount Global	5.900%	10/15/40	1,260	1,119
	Paramount Global	4.850%	7/1/42	1,011	771
	Paramount Global	4.375%	3/15/43	3,670	2,607
	Paramount Global	5.250%	4/1/44	779	615
	Paramount Global	4.900%	8/15/44	1,401	1,055
	Paramount Global	4.600%	1/15/45	1,529	1,114
	Paramount Global	4.950%	5/19/50	1,867	1,397
	Rogers Communications Inc.	7.500%	8/15/38	780	898
[5]	Rogers Communications Inc.	4.500%	3/15/42	3,035	2,600
	Rogers Communications Inc.	4.500%	3/15/43	1,275	1,076
	Rogers Communications Inc.	5.450%	10/1/43	315	297
	Rogers Communications Inc.	5.000%	3/15/44	1,124	1,011
	Rogers Communications Inc.	4.300%	2/15/48	825	656
	Rogers Communications Inc.	4.350%	5/1/49	1,837	1,488
	Rogers Communications Inc.	3.700%	11/15/49	1,275	935
[5]	Rogers Communications Inc.	4.550%	3/15/52	5,235	4,314
	Telefonica Emisiones SA	7.045%	6/20/36	3,835	4,221
	Telefonica Emisiones SA	4.665%	3/6/38	1,881	1,649
	Telefonica Emisiones SA	5.213%	3/8/47	2,957	2,586
	Telefonica Emisiones SA	4.895%	3/6/48	3,066	2,534
	Telefonica Emisiones SA	5.520%	3/1/49	3,555	3,192
	TELUS Corp.	4.600%	11/16/48	930	828
	TELUS Corp.	4.300%	6/15/49	1,546	1,301
	Thomson Reuters Corp.	5.500%	8/15/35	724	724
	Thomson Reuters Corp.	5.850%	4/15/40	1,000	998
	Thomson Reuters Corp.	5.650%	11/23/43	600	577
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	1,683	1,914

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Time Warner Cable LLC	6.550%	5/1/37	2,725	2,679
	Time Warner Cable LLC	7.300%	7/1/38	3,353	3,482
	Time Warner Cable LLC	6.750%	6/15/39	2,631	2,591
	Time Warner Cable LLC	5.875%	11/15/40	1,707	1,541
	Time Warner Cable LLC	5.500%	9/1/41	2,177	1,881
	Time Warner Cable LLC	4.500%	9/15/42	3,000	2,308
	T-Mobile USA Inc.	5.200%	1/15/33	150	153
	T-Mobile USA Inc.	5.050%	7/15/33	2,400	2,412
	T-Mobile USA Inc.	4.375%	4/15/40	5,065	4,537
	T-Mobile USA Inc.	3.000%	2/15/41	3,055	2,262
	T-Mobile USA Inc.	4.500%	4/15/50	7,923	6,879
	T-Mobile USA Inc.	3.300%	2/15/51	6,940	4,935
	T-Mobile USA Inc.	3.400%	10/15/52	6,290	4,530
	T-Mobile USA Inc.	5.650%	1/15/53	1,999	2,048
	T-Mobile USA Inc.	3.600%	11/15/60	3,635	2,592
[3]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	1,804	1,625
[3]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	1,177	995
[3]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	2,530	2,285
[3]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	250	183
	Verizon Communications Inc.	4.500%	8/10/33	5,001	4,833
	Verizon Communications Inc.	6.400%	9/15/33	670	738
	Verizon Communications Inc.	4.400%	11/1/34	3,548	3,370
	Verizon Communications Inc.	4.272%	1/15/36	4,234	3,934
	Verizon Communications Inc.	5.250%	3/16/37	2,083	2,141
	Verizon Communications Inc.	4.812%	3/15/39	2,916	2,790
	Verizon Communications Inc.	2.650%	11/20/40	3,770	2,693
	Verizon Communications Inc.	3.400%	3/22/41	7,622	6,067
	Verizon Communications Inc.	2.850%	9/3/41	1,575	1,148
	Verizon Communications Inc.	4.750%	11/1/41	1,055	1,015
	Verizon Communications Inc.	4.125%	8/15/46	4,251	3,638
	Verizon Communications Inc.	4.862%	8/21/46	5,142	4,895
	Verizon Communications Inc.	4.522%	9/15/48	4,327	3,902
	Verizon Communications Inc.	2.875%	11/20/50	7,110	4,745
	Verizon Communications Inc.	3.550%	3/22/51	9,030	6,907
	Verizon Communications Inc.	3.875%	3/1/52	2,150	1,738
	Verizon Communications Inc.	2.987%	10/30/56	9,033	5,874
	Verizon Communications Inc.	3.000%	11/20/60	4,175	2,678
	Verizon Communications Inc.	3.700%	3/22/61	5,950	4,448
	Vodafone Group plc	6.150%	2/27/37	3,488	3,736
	Vodafone Group plc	4.375%	2/19/43	2,706	2,294
	Vodafone Group plc	4.875%	6/19/49	3,481	3,145
	Vodafone Group plc	4.250%	9/17/50	2,110	1,725
	Vodafone Group plc	5.625%	2/10/53	1,900	1,879
	Vodafone Group plc	5.125%	6/19/59	660	602
	Vodafone Group plc	5.750%	2/10/63	1,500	1,486
	Walt Disney Co.	6.200%	12/15/34	1,986	2,254
	Walt Disney Co.	6.400%	12/15/35	2,256	2,598
	Walt Disney Co.	6.150%	3/1/37	533	591
	Walt Disney Co.	6.650%	11/15/37	1,880	2,229
	Walt Disney Co.	4.625%	3/23/40	1,575	1,540
	Walt Disney Co.	3.500%	5/13/40	2,620	2,222
	Walt Disney Co.	6.150%	2/15/41	764	858
	Walt Disney Co.	5.400%	10/1/43	947	996
	Walt Disney Co.	4.750%	9/15/44	2,203	2,137
	Walt Disney Co.	4.750%	11/15/46	927	894
	Walt Disney Co.	2.750%	9/1/49	3,675	2,553
	Walt Disney Co.	4.700%	3/23/50	3,771	3,686
	Walt Disney Co.	3.600%	1/13/51	5,033	4,081

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	3.800%	5/13/60	2,665	2,185
[5]	Warnermedia Holdings Inc.	5.050%	3/15/42	9,735	8,140
[5]	Warnermedia Holdings Inc.	5.141%	3/15/52	11,435	9,277
[5]	Warnermedia Holdings Inc.	5.391%	3/15/62	5,620	4,542
					488,492
Consumer Discretionary (2.9%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	430	405
	Alibaba Group Holding Ltd.	4.000%	12/6/37	1,225	1,043
	Alibaba Group Holding Ltd.	2.700%	2/9/41	2,350	1,569
	Alibaba Group Holding Ltd.	4.200%	12/6/47	3,005	2,384
	Alibaba Group Holding Ltd.	3.150%	2/9/51	3,700	2,421
	Alibaba Group Holding Ltd.	4.400%	12/6/57	1,595	1,268
	Alibaba Group Holding Ltd.	3.250%	2/9/61	2,055	1,289
	Amazon.com Inc.	4.800%	12/5/34	2,615	2,720
	Amazon.com Inc.	3.875%	8/22/37	6,111	5,693
	Amazon.com Inc.	2.875%	5/12/41	2,772	2,178
	Amazon.com Inc.	4.950%	12/5/44	1,835	1,892
	Amazon.com Inc.	4.050%	8/22/47	5,600	5,091
	Amazon.com Inc.	2.500%	6/3/50	6,495	4,397
	Amazon.com Inc.	3.100%	5/12/51	6,485	4,916
	Amazon.com Inc.	3.950%	4/13/52	4,889	4,338
	Amazon.com Inc.	4.250%	8/22/57	4,415	4,030
	Amazon.com Inc.	2.700%	6/3/60	3,151	2,068
	Amazon.com Inc.	3.250%	5/12/61	3,720	2,737
	Amazon.com Inc.	4.100%	4/13/62	2,295	2,020
[3]	American University	3.672%	4/1/49	985	798
	Aptiv plc	4.400%	10/1/46	320	254
	Aptiv plc	5.400%	3/15/49	650	576
	Aptiv plc	3.100%	12/1/51	1,805	1,145
	Aptiv plc	4.150%	5/1/52	1,920	1,501
	BorgWarner Inc.	4.375%	3/15/45	1,193	972
[3]	Brown University	2.924%	9/1/50	731	547
	Brunswick Corp.	5.100%	4/1/52	750	553
[3]	California Endowment	2.498%	4/1/51	625	412
	California Institute of Technology	4.321%	8/1/45	1,010	944
	California Institute of Technology	4.700%	11/1/11	820	761
	California Institute of Technology	3.650%	9/1/19	720	507
[3]	Case Western Reserve University	5.405%	6/1/22	625	609
	Claremont Mckenna College	3.775%	1/1/22	650	452
	Darden Restaurants Inc.	4.550%	2/15/48	700	600
	Dick's Sporting Goods Inc.	4.100%	1/15/52	1,535	1,086
[3]	Duke University	2.682%	10/1/44	1,255	950
[3]	Duke University	2.757%	10/1/50	820	585
[3]	Duke University	2.832%	10/1/55	1,095	771
	eBay Inc.	4.000%	7/15/42	1,505	1,239
	eBay Inc.	3.650%	5/10/51	1,765	1,320
[3]	Emory University	2.969%	9/1/50	1,035	757
[3]	Ford Foundation	2.415%	6/1/50	706	467
[3]	Ford Foundation	2.815%	6/1/70	1,380	858
	Fortune Brands Innovations Inc.	4.500%	3/25/52	1,100	850
	General Motors Co.	5.000%	4/1/35	1,140	1,046
	General Motors Co.	6.600%	4/1/36	1,856	1,913
	General Motors Co.	5.150%	4/1/38	1,785	1,613
	General Motors Co.	6.250%	10/2/43	3,547	3,412
	General Motors Co.	5.200%	4/1/45	2,603	2,184
	General Motors Co.	6.750%	4/1/46	1,820	1,845
	General Motors Co.	5.400%	4/1/48	2,232	1,929
	General Motors Co.	5.950%	4/1/49	1,410	1,322

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	George Washington University	4.300%	9/15/44	1,475	1,317
	George Washington University	4.868%	9/15/45	925	897
[3]	George Washington University	4.126%	9/15/48	2,309	2,064
[3]	Georgetown University	4.315%	4/1/49	1,454	1,250
[3]	Georgetown University	2.943%	4/1/50	585	398
[3]	Georgetown University	5.215%	10/1/18	330	306
	Harley-Davidson Inc.	4.625%	7/28/45	555	440
	Hasbro Inc.	6.350%	3/15/40	779	787
	Hasbro Inc.	5.100%	5/15/44	732	640
	Home Depot Inc.	5.875%	12/16/36	5,754	6,421
	Home Depot Inc.	3.300%	4/15/40	2,283	1,900
	Home Depot Inc.	5.400%	9/15/40	1,055	1,109
	Home Depot Inc.	5.950%	4/1/41	1,835	2,057
	Home Depot Inc.	4.200%	4/1/43	1,711	1,551
	Home Depot Inc.	4.875%	2/15/44	1,753	1,736
	Home Depot Inc.	4.400%	3/15/45	1,472	1,368
	Home Depot Inc.	4.250%	4/1/46	3,154	2,865
	Home Depot Inc.	3.900%	6/15/47	2,525	2,174
	Home Depot Inc.	4.500%	12/6/48	2,440	2,298
	Home Depot Inc.	3.125%	12/15/49	3,940	2,919
	Home Depot Inc.	3.350%	4/15/50	3,798	2,945
	Home Depot Inc.	2.375%	3/15/51	2,400	1,513
	Home Depot Inc.	2.750%	9/15/51	2,120	1,453
	Home Depot Inc.	3.625%	4/15/52	2,955	2,379
	Home Depot Inc.	4.950%	9/15/52	1,770	1,769
	Home Depot Inc.	3.500%	9/15/56	1,158	903
[3]	Howard University	5.209%	10/1/52	515	429
	JD.com Inc.	4.125%	1/14/50	670	517
[3]	Johns Hopkins University	4.083%	7/1/53	1,080	960
[3]	Johns Hopkins University	2.813%	1/1/60	878	581
	Lear Corp.	5.250%	5/15/49	770	682
	Lear Corp.	3.550%	1/15/52	675	451
	Leggett & Platt Inc.	3.500%	11/15/51	1,049	784
	Leland Stanford Junior University	3.647%	5/1/48	1,495	1,295
	Leland Stanford Junior University	2.413%	6/1/50	930	623
	Lowe's Cos. Inc.	5.150%	7/1/33	1,000	1,009
	Lowe's Cos. Inc.	5.000%	4/15/40	1,390	1,320
	Lowe's Cos. Inc.	2.800%	9/15/41	760	538
	Lowe's Cos. Inc.	4.250%	9/15/44	448	363
	Lowe's Cos. Inc.	3.700%	4/15/46	2,591	1,981
	Lowe's Cos. Inc.	4.050%	5/3/47	2,565	2,075
	Lowe's Cos. Inc.	4.550%	4/5/49	1,455	1,250
	Lowe's Cos. Inc.	5.125%	4/15/50	1,040	981
	Lowe's Cos. Inc.	3.000%	10/15/50	3,725	2,473
	Lowe's Cos. Inc.	4.250%	4/1/52	3,723	3,061
	Lowe's Cos. Inc.	5.625%	4/15/53	3,675	3,694
	Lowe's Cos. Inc.	5.750%	7/1/53	500	509
	Lowe's Cos. Inc.	4.450%	4/1/62	2,775	2,267
	Lowe's Cos. Inc.	5.800%	9/15/62	1,715	1,724
	Lowe's Cos. Inc.	5.850%	4/1/63	1,000	1,014
	Masco Corp.	4.500%	5/15/47	879	730
	Masco Corp.	3.125%	2/15/51	470	310
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	1,268	1,206
[3]	Massachusetts Institute of Technology	2.989%	7/1/50	909	693
	Massachusetts Institute of Technology	3.067%	4/1/52	1,050	820
	Massachusetts Institute of Technology	5.600%	7/1/11	1,440	1,608
	Massachusetts Institute of Technology	4.678%	7/1/14	1,050	986
	Massachusetts Institute of Technology	3.885%	7/1/16	971	765

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	McDonald's Corp.	4.700%	12/9/35	2,180	2,176
[3]	McDonald's Corp.	6.300%	10/15/37	1,744	1,988
[3]	McDonald's Corp.	6.300%	3/1/38	1,906	2,164
[3]	McDonald's Corp.	5.700%	2/1/39	1,082	1,143
[3]	McDonald's Corp.	4.875%	7/15/40	1,065	1,036
[3]	McDonald's Corp.	3.700%	2/15/42	664	550
[3]	McDonald's Corp.	3.625%	5/1/43	975	796
[3]	McDonald's Corp.	4.600%	5/26/45	944	876
[3]	McDonald's Corp.	4.875%	12/9/45	1,666	1,615
[3]	McDonald's Corp.	4.450%	3/1/47	1,013	928
[3]	McDonald's Corp.	4.450%	9/1/48	865	801
[3]	McDonald's Corp.	3.625%	9/1/49	3,210	2,569
[3]	McDonald's Corp.	4.200%	4/1/50	2,310	2,033
[3]	McDonald's Corp.	5.150%	9/9/52	1,835	1,867
	MDC Holdings Inc.	6.000%	1/15/43	1,413	1,227
	NIKE Inc.	3.250%	3/27/40	1,945	1,649
	NIKE Inc.	3.625%	5/1/43	1,180	1,012
	NIKE Inc.	3.875%	11/1/45	2,034	1,840
	NIKE Inc.	3.375%	11/1/46	985	805
	NIKE Inc.	3.375%	3/27/50	2,113	1,743
[3]	Northwestern University	4.643%	12/1/44	1,550	1,529
[3]	Northwestern University	2.640%	12/1/50	755	526
[3]	Northwestern University	3.662%	12/1/57	662	538
	Owens Corning	7.000%	12/1/36	530	592
	Owens Corning	4.300%	7/15/47	1,170	965
	Owens Corning	4.400%	1/30/48	1,077	901
	President & Fellows of Harvard College	4.875%	10/15/40	545	569
	President & Fellows of Harvard College	3.150%	7/15/46	840	667
	President & Fellows of Harvard College	2.517%	10/15/50	1,245	855
	President & Fellows of Harvard College	3.745%	11/15/52	1,465	1,280
	President & Fellows of Harvard College	3.300%	7/15/56	935	738
	PulteGroup Inc.	6.375%	5/15/33	629	664
	PulteGroup Inc.	6.000%	2/15/35	500	509
[3]	Rockefeller Foundation	2.492%	10/1/50	1,394	920
	Snap-on Inc.	4.100%	3/1/48	713	637
	Snap-on Inc.	3.100%	5/1/50	1,000	761
	Stanley Black & Decker Inc.	5.200%	9/1/40	880	825
	Stanley Black & Decker Inc.	4.850%	11/15/48	1,968	1,673
	Starbucks Corp.	4.300%	6/15/45	835	741
	Starbucks Corp.	3.750%	12/1/47	1,373	1,102
	Starbucks Corp.	4.500%	11/15/48	1,055	957
	Starbucks Corp.	4.450%	8/15/49	2,380	2,145
	Starbucks Corp.	3.350%	3/12/50	700	521
	Starbucks Corp.	3.500%	11/15/50	2,200	1,707
	Thomas Jefferson University	3.847%	11/1/57	975	731
	TJX Cos. Inc.	4.500%	4/15/50	392	368
[3]	Trustees of Boston College	3.129%	7/1/52	675	495
[3]	Trustees of Boston University	4.061%	10/1/48	730	645
	Trustees of Princeton University	5.700%	3/1/39	1,195	1,343
[3]	Trustees of Princeton University	2.516%	7/1/50	917	651
	Trustees of Princeton University	4.201%	3/1/52	725	688
[3]	Trustees of the University of Pennsylvania	2.396%	10/1/50	400	261
	Trustees of the University of Pennsylvania	4.674%	9/1/12	660	605
	Trustees of the University of Pennsylvania	3.610%	2/15/19	595	427
[3]	University of Chicago	2.547%	4/1/50	1,028	720
[3]	University of Chicago	4.003%	10/1/53	1,201	1,036
[3]	University of Miami	4.063%	4/1/52	1,375	1,189
[3]	University of Notre Dame du Lac	3.438%	2/15/45	1,439	1,203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	University of Notre Dame du Lac	3.394%	2/15/48	1,221	1,014
[3]	University of Southern California	3.028%	10/1/39	2,195	1,805
[3]	University of Southern California	3.841%	10/1/47	300	266
	University of Southern California	2.805%	10/1/50	350	245
[3]	University of Southern California	2.945%	10/1/51	830	593
	University of Southern California	5.250%	10/1/11	620	645
[3]	University of Southern California	3.226%	10/1/20	501	311
[3]	Washington University	3.524%	4/15/54	915	745
	Washington University	4.349%	4/15/22	950	798
	Whirlpool Corp.	4.500%	6/1/46	750	611
	Whirlpool Corp.	4.600%	5/15/50	1,215	1,010
[3]	William Marsh Rice University	3.574%	5/15/45	829	720
[3]	William Marsh Rice University	3.774%	5/15/55	625	537
[3]	Yale University	2.402%	4/15/50	645	435
					241,632
Consumer Staples (3.7%)
	Altria Group Inc.	5.800%	2/14/39	2,339	2,288
	Altria Group Inc.	3.400%	2/4/41	2,170	1,535
	Altria Group Inc.	4.250%	8/9/42	2,082	1,627
	Altria Group Inc.	4.500%	5/2/43	2,981	2,378
	Altria Group Inc.	5.375%	1/31/44	2,282	2,085
	Altria Group Inc.	3.875%	9/16/46	1,921	1,381
	Altria Group Inc.	5.950%	2/14/49	4,644	4,398
	Altria Group Inc.	4.450%	5/6/50	1,125	827
	Altria Group Inc.	3.700%	2/4/51	2,490	1,678
	Altria Group Inc.	6.200%	2/14/59	230	223
	Altria Group Inc.	4.000%	2/4/61	1,945	1,368
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	9,791	9,725
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	17,762	17,355
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	3,112	3,079
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	2,230	2,101
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,383	2,328
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	760	827
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	3,664	3,476
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	2,017	2,634
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	3,532	3,708
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,612	2,073
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,279	1,190
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	2,593	2,563
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	5,447	5,160
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	4,911	4,522
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	7,158	7,729
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	779	729
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	1,187	1,121
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	3,965	4,353
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	702	653
	Archer-Daniels-Midland Co.	5.935%	10/1/32	1,690	1,869
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,180	1,262
	Archer-Daniels-Midland Co.	3.750%	9/15/47	812	692
	Archer-Daniels-Midland Co.	4.500%	3/15/49	490	465
	Archer-Daniels-Midland Co.	2.700%	9/15/51	665	460
	BAT Capital Corp.	4.390%	8/15/37	5,700	4,653
	BAT Capital Corp.	3.734%	9/25/40	1,230	880
	BAT Capital Corp.	4.540%	8/15/47	3,985	2,962
	BAT Capital Corp.	4.758%	9/6/49	2,012	1,536
	BAT Capital Corp.	5.282%	4/2/50	1,069	879
	BAT Capital Corp.	3.984%	9/25/50	1,013	690
	BAT Capital Corp.	5.650%	3/16/52	900	789

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brown-Forman Corp.	4.750%	4/15/33	750	759
	Brown-Forman Corp.	4.500%	7/15/45	1,890	1,746
	Campbell Soup Co.	4.800%	3/15/48	987	920
	Campbell Soup Co.	3.125%	4/24/50	1,448	1,025
	Church & Dwight Co. Inc.	3.950%	8/1/47	390	327
	Church & Dwight Co. Inc.	5.000%	6/15/52	1,050	1,039
	Coca-Cola Co.	4.125%	3/25/40	100	93
	Coca-Cola Co.	2.500%	6/1/40	1,250	959
	Coca-Cola Co.	2.875%	5/5/41	1,940	1,551
	Coca-Cola Co.	4.200%	3/25/50	1,535	1,473
	Coca-Cola Co.	2.600%	6/1/50	4,280	3,052
	Coca-Cola Co.	3.000%	3/5/51	1,710	1,326
	Coca-Cola Co.	2.500%	3/15/51	4,525	3,178
	Coca-Cola Co.	2.750%	6/1/60	1,630	1,156
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,175	1,191
[3]	Colgate-Palmolive Co.	4.000%	8/15/45	1,075	1,008
[3]	Colgate-Palmolive Co.	3.700%	8/1/47	1,015	921
	Conagra Brands Inc.	5.300%	11/1/38	1,870	1,835
	Conagra Brands Inc.	5.400%	11/1/48	975	955
	Constellation Brands Inc.	4.500%	5/9/47	850	745
	Constellation Brands Inc.	4.100%	2/15/48	1,147	948
	Constellation Brands Inc.	5.250%	11/15/48	1,865	1,806
	Constellation Brands Inc.	3.750%	5/1/50	1,390	1,098
	Diageo Capital plc	5.875%	9/30/36	1,255	1,376
	Diageo Capital plc	3.875%	4/29/43	1,307	1,138
	Diageo Investment Corp.	7.450%	4/15/35	895	1,109
	Diageo Investment Corp.	4.250%	5/11/42	612	581
	Dollar General Corp.	4.125%	4/3/50	1,530	1,245
	Dollar Tree Inc.	3.375%	12/1/51	975	689
	Estee Lauder Cos. Inc.	6.000%	5/15/37	1,000	1,130
	Estee Lauder Cos. Inc.	4.375%	6/15/45	750	701
	Estee Lauder Cos. Inc.	4.150%	3/15/47	740	677
	Estee Lauder Cos. Inc.	3.125%	12/1/49	1,550	1,192
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	151	134
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	4,230	3,321
	General Mills Inc.	3.000%	2/1/51	2,749	2,008
	Haleon US Capital LLC	4.000%	3/24/52	1,700	1,410
	Hershey Co.	3.125%	11/15/49	438	333
	Hormel Foods Corp.	3.050%	6/3/51	1,370	1,001
	Ingredion Inc.	3.900%	6/1/50	350	267
	J M Smucker Co.	4.250%	3/15/35	1,882	1,767
	J M Smucker Co.	2.750%	9/15/41	525	384
	J M Smucker Co.	3.550%	3/15/50	590	444
[5]	JBS USA LUX SA	5.750%	4/1/33	2,810	2,699
[5]	JBS USA LUX SA	4.375%	2/2/52	2,109	1,527
[5]	JBS USA LUX SA	6.500%	12/1/52	3,400	3,259
	Kellogg Co.	4.500%	4/1/46	659	607
[5]	Kenvue Inc.	5.100%	3/22/43	1,400	1,444
[5]	Kenvue Inc.	5.050%	3/22/53	2,750	2,836
[5]	Kenvue Inc.	5.200%	3/22/63	1,400	1,449
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,045	937
	Keurig Dr Pepper Inc.	4.420%	12/15/46	900	787
	Keurig Dr Pepper Inc.	3.800%	5/1/50	1,243	990
	Keurig Dr Pepper Inc.	3.350%	3/15/51	1,350	981
	Keurig Dr Pepper Inc.	4.500%	4/15/52	2,610	2,320
	Kimberly-Clark Corp.	6.625%	8/1/37	1,450	1,769
	Kimberly-Clark Corp.	5.300%	3/1/41	849	902
	Kimberly-Clark Corp.	3.200%	7/30/46	763	591

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kimberly-Clark Corp.	2.875%	2/7/50	935	688
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	824	858
Kraft Heinz Foods Co.	5.000%	7/15/35	1,455	1,457
Kraft Heinz Foods Co.	6.875%	1/26/39	1,885	2,136
Kraft Heinz Foods Co.	6.500%	2/9/40	1,390	1,525
Kraft Heinz Foods Co.	5.200%	7/15/45	3,640	3,531
Kraft Heinz Foods Co.	4.375%	6/1/46	5,765	5,023
Kraft Heinz Foods Co.	4.875%	10/1/49	2,860	2,646
Kraft Heinz Foods Co.	5.500%	6/1/50	1,629	1,649
Kroger Co.	8.000%	9/15/29	775	886
Kroger Co.	6.900%	4/15/38	1,168	1,332
Kroger Co.	5.400%	7/15/40	1,049	1,031
Kroger Co.	5.000%	4/15/42	883	827
Kroger Co.	5.150%	8/1/43	859	816
Kroger Co.	3.875%	10/15/46	1,005	791
Kroger Co.	4.450%	2/1/47	1,920	1,691
Kroger Co.	4.650%	1/15/48	1,261	1,130
Kroger Co.	3.950%	1/15/50	442	360
McCormick & Co. Inc.	4.200%	8/15/47	435	374
Mead Johnson Nutrition Co.	5.900%	11/1/39	915	976
Mead Johnson Nutrition Co.	4.600%	6/1/44	1,499	1,379
Molson Coors Beverage Co.	5.000%	5/1/42	2,587	2,431
Molson Coors Beverage Co.	4.200%	7/15/46	2,981	2,441
Mondelez International Inc.	2.625%	9/4/50	3,017	2,024
PepsiCo Inc.	3.500%	3/19/40	540	465
PepsiCo Inc.	2.625%	10/21/41	1,995	1,543
PepsiCo Inc.	4.000%	3/5/42	1,388	1,283
PepsiCo Inc.	3.600%	8/13/42	1,460	1,280
PepsiCo Inc.	4.250%	10/22/44	968	902
PepsiCo Inc.	4.450%	4/14/46	2,698	2,681
PepsiCo Inc.	3.450%	10/6/46	2,445	2,091
PepsiCo Inc.	4.000%	5/2/47	1,303	1,231
PepsiCo Inc.	3.375%	7/29/49	1,215	1,008
PepsiCo Inc.	2.875%	10/15/49	2,745	2,092
PepsiCo Inc.	3.625%	3/19/50	2,605	2,261
PepsiCo Inc.	2.750%	10/21/51	895	657
PepsiCo Inc.	3.875%	3/19/60	1,150	1,021
Philip Morris International Inc.	6.375%	5/16/38	2,723	2,977
Philip Morris International Inc.	4.375%	11/15/41	1,615	1,398
Philip Morris International Inc.	4.500%	3/20/42	1,740	1,511
Philip Morris International Inc.	3.875%	8/21/42	1,665	1,318
Philip Morris International Inc.	4.125%	3/4/43	2,365	1,931
Philip Morris International Inc.	4.875%	11/15/43	2,127	1,926
Philip Morris International Inc.	4.250%	11/10/44	739	615
Procter & Gamble Co.	5.800%	8/15/34	340	386
Procter & Gamble Co.	5.550%	3/5/37	1,359	1,548
Procter & Gamble Co.	3.550%	3/25/40	843	754
Procter & Gamble Co.	3.500%	10/25/47	1,018	874
Reynolds American Inc.	5.700%	8/15/35	2,036	1,920
Reynolds American Inc.	7.250%	6/15/37	1,142	1,234
Reynolds American Inc.	6.150%	9/15/43	1,075	1,015
Reynolds American Inc.	5.850%	8/15/45	4,252	3,833
Sysco Corp.	6.600%	4/1/40	1,807	1,999
Sysco Corp.	4.850%	10/1/45	1,215	1,112
Sysco Corp.	4.500%	4/1/46	560	487
Sysco Corp.	4.450%	3/15/48	1,150	997
Sysco Corp.	3.300%	2/15/50	650	469
Sysco Corp.	6.600%	4/1/50	2,304	2,625

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sysco Corp.	3.150%	12/14/51	397	277
	Target Corp.	6.500%	10/15/37	730	853
	Target Corp.	7.000%	1/15/38	1,560	1,907
	Target Corp.	4.000%	7/1/42	425	388
	Target Corp.	3.625%	4/15/46	2,095	1,744
	Target Corp.	3.900%	11/15/47	780	674
	Target Corp.	2.950%	1/15/52	840	608
	Target Corp.	4.800%	1/15/53	2,385	2,343
	Tyson Foods Inc.	4.875%	8/15/34	1,070	1,061
	Tyson Foods Inc.	4.550%	6/2/47	798	691
	Tyson Foods Inc.	5.100%	9/28/48	3,135	2,944
[3]	Unilever Capital Corp.	2.625%	8/12/51	500	346
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	2,076	1,772
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	1,470	1,099
	Walmart Inc.	5.250%	9/1/35	2,555	2,798
	Walmart Inc.	6.200%	4/15/38	2,638	3,122
	Walmart Inc.	3.950%	6/28/38	2,591	2,470
	Walmart Inc.	5.625%	4/1/40	782	869
	Walmart Inc.	5.000%	10/25/40	1,764	1,842
	Walmart Inc.	5.625%	4/15/41	1,190	1,350
	Walmart Inc.	2.500%	9/22/41	1,296	982
	Walmart Inc.	4.000%	4/11/43	966	890
	Walmart Inc.	3.625%	12/15/47	817	703
	Walmart Inc.	4.050%	6/29/48	2,583	2,402
	Walmart Inc.	2.950%	9/24/49	975	742
	Walmart Inc.	2.650%	9/22/51	3,130	2,258
	Walmart Inc.	4.500%	9/9/52	1,575	1,574
					311,522
Energy (4.3%)
	Baker Hughes Holdings LLC	5.125%	9/15/40	2,792	2,708
	Baker Hughes Holdings LLC	4.080%	12/15/47	1,756	1,428
	BP Capital Markets America Inc.	3.060%	6/17/41	2,405	1,860
	BP Capital Markets America Inc.	3.000%	2/24/50	4,215	2,987
	BP Capital Markets America Inc.	2.772%	11/10/50	2,274	1,531
	BP Capital Markets America Inc.	2.939%	6/4/51	4,465	3,098
	BP Capital Markets America Inc.	3.001%	3/17/52	3,370	2,368
	BP Capital Markets America Inc.	3.379%	2/8/61	4,045	2,915
	Canadian Natural Resources Ltd.	6.450%	6/30/33	1,204	1,251
	Canadian Natural Resources Ltd.	5.850%	2/1/35	1,034	1,030
	Canadian Natural Resources Ltd.	6.500%	2/15/37	825	863
	Canadian Natural Resources Ltd.	6.250%	3/15/38	805	841
	Canadian Natural Resources Ltd.	6.750%	2/1/39	600	640
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/47	2,050	1,854
	Cenovus Energy Inc.	5.250%	6/15/37	1,355	1,278
	Cenovus Energy Inc.	6.800%	9/15/37	750	797
	Cenovus Energy Inc.	6.750%	11/15/39	1,223	1,305
	Cenovus Energy Inc.	5.400%	6/15/47	2,215	2,055
	Cenovus Energy Inc.	3.750%	2/15/52	870	633
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	2,035	1,669
	Chevron Corp.	3.078%	5/11/50	1,950	1,476
	Chevron USA Inc.	5.250%	11/15/43	1,414	1,473
	Chevron USA Inc.	2.343%	8/12/50	1,437	944
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	2,300	2,004
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	1,100	789
	CNOOC Petroleum North America ULC	5.875%	3/10/35	1,550	1,645
	CNOOC Petroleum North America ULC	6.400%	5/15/37	2,919	3,244
	CNOOC Petroleum North America ULC	7.500%	7/30/39	775	951
	ConocoPhillips	5.900%	5/15/38	2,647	2,884

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ConocoPhillips	6.500%	2/1/39	1,355	1,583
	ConocoPhillips	4.875%	10/1/47	850	823
	ConocoPhillips Co.	4.300%	11/15/44	2,252	2,024
	ConocoPhillips Co.	3.800%	3/15/52	2,810	2,327
	ConocoPhillips Co.	4.025%	3/15/62	4,197	3,419
	Continental Resources Inc.	4.900%	6/1/44	962	742
	DCP Midstream Operating LP	5.600%	4/1/44	810	774
	Devon Energy Corp.	5.600%	7/15/41	1,331	1,275
	Devon Energy Corp.	4.750%	5/15/42	1,502	1,305
	Devon Energy Corp.	5.000%	6/15/45	1,465	1,303
	Diamondback Energy Inc.	4.400%	3/24/51	1,145	922
	Diamondback Energy Inc.	4.250%	3/15/52	1,690	1,326
	Diamondback Energy Inc.	6.250%	3/15/53	1,160	1,204
[3]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	700	623
[3]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	850	740
[3]	Enbridge Energy Partners LP	7.500%	4/15/38	1,390	1,621
	Enbridge Energy Partners LP	5.500%	9/15/40	575	556
	Enbridge Energy Partners LP	7.375%	10/15/45	2,025	2,373
	Enbridge Inc.	2.500%	8/1/33	1,748	1,407
	Enbridge Inc.	4.500%	6/10/44	1,037	881
	Enbridge Inc.	5.500%	12/1/46	594	577
	Enbridge Inc.	4.000%	11/15/49	1,050	831
	Enbridge Inc.	3.400%	8/1/51	1,360	959
	Energy Transfer LP	4.900%	3/15/35	1,187	1,110
	Energy Transfer LP	6.625%	10/15/36	676	708
[3]	Energy Transfer LP	5.800%	6/15/38	775	753
	Energy Transfer LP	7.500%	7/1/38	1,285	1,445
	Energy Transfer LP	6.050%	6/1/41	1,150	1,161
	Energy Transfer LP	6.500%	2/1/42	2,080	2,160
	Energy Transfer LP	6.100%	2/15/42	437	424
	Energy Transfer LP	5.150%	2/1/43	1,154	1,004
	Energy Transfer LP	5.950%	10/1/43	625	597
	Energy Transfer LP	5.300%	4/1/44	1,308	1,152
	Energy Transfer LP	5.000%	5/15/44	1,030	885
	Energy Transfer LP	5.150%	3/15/45	1,775	1,539
	Energy Transfer LP	5.350%	5/15/45	2,091	1,849
	Energy Transfer LP	6.125%	12/15/45	1,875	1,807
	Energy Transfer LP	5.300%	4/15/47	1,615	1,418
	Energy Transfer LP	5.400%	10/1/47	2,635	2,346
	Energy Transfer LP	6.000%	6/15/48	2,092	1,995
	Energy Transfer LP	6.250%	4/15/49	3,236	3,205
	Energy Transfer LP	5.000%	5/15/50	3,793	3,227
[3]	Enterprise Products Operating LLC	6.875%	3/1/33	1,000	1,139
[3]	Enterprise Products Operating LLC	6.650%	10/15/34	1,245	1,365
	Enterprise Products Operating LLC	7.550%	4/15/38	595	697
	Enterprise Products Operating LLC	6.125%	10/15/39	680	740
	Enterprise Products Operating LLC	5.700%	2/15/42	2,275	2,324
	Enterprise Products Operating LLC	4.850%	8/15/42	2,485	2,323
	Enterprise Products Operating LLC	4.450%	2/15/43	1,548	1,374
	Enterprise Products Operating LLC	4.850%	3/15/44	1,643	1,524
	Enterprise Products Operating LLC	5.100%	2/15/45	2,565	2,446
	Enterprise Products Operating LLC	4.900%	5/15/46	1,280	1,186
	Enterprise Products Operating LLC	4.250%	2/15/48	1,715	1,462
	Enterprise Products Operating LLC	4.800%	2/1/49	2,426	2,231
	Enterprise Products Operating LLC	4.200%	1/31/50	2,215	1,880
	Enterprise Products Operating LLC	3.700%	1/31/51	2,310	1,794
	Enterprise Products Operating LLC	3.200%	2/15/52	2,560	1,819
	Enterprise Products Operating LLC	3.300%	2/15/53	1,250	906

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enterprise Products Operating LLC	4.950%	10/15/54	1,092	989
	Enterprise Products Operating LLC	3.950%	1/31/60	3,100	2,403
	EOG Resources Inc.	3.900%	4/1/35	1,433	1,314
	EOG Resources Inc.	4.950%	4/15/50	835	840
	Exxon Mobil Corp.	2.995%	8/16/39	1,313	1,062
	Exxon Mobil Corp.	4.227%	3/19/40	5,117	4,797
	Exxon Mobil Corp.	3.567%	3/6/45	2,075	1,722
	Exxon Mobil Corp.	4.114%	3/1/46	3,992	3,596
	Exxon Mobil Corp.	3.095%	8/16/49	2,740	2,061
	Exxon Mobil Corp.	4.327%	3/19/50	5,030	4,657
	Exxon Mobil Corp.	3.452%	4/15/51	5,405	4,314
	Halliburton Co.	4.850%	11/15/35	3,106	2,985
	Halliburton Co.	6.700%	9/15/38	1,791	1,971
	Halliburton Co.	4.500%	11/15/41	2,090	1,792
	Halliburton Co.	4.750%	8/1/43	3,400	2,995
	Halliburton Co.	5.000%	11/15/45	2,313	2,106
	Hess Corp.	7.125%	3/15/33	950	1,050
	Hess Corp.	6.000%	1/15/40	426	430
	Hess Corp.	5.600%	2/15/41	2,832	2,732
	Hess Corp.	5.800%	4/1/47	920	900
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	800	896
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,592	1,618
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	925	977
[3]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	2,235	2,501
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	706	740
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,506	1,548
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,981	2,043
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	890	842
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	1,137	1,013
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	885	757
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,565	1,377
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	1,951	1,828
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,405	1,299
	Kinder Morgan Inc.	5.200%	6/1/33	2,500	2,483
	Kinder Morgan Inc.	5.550%	6/1/45	4,332	4,108
	Kinder Morgan Inc.	5.050%	2/15/46	1,183	1,041
	Kinder Morgan Inc.	5.200%	3/1/48	2,040	1,831
	Kinder Morgan Inc.	3.250%	8/1/50	1,429	945
	Magellan Midstream Partners LP	5.150%	10/15/43	1,465	1,325
	Magellan Midstream Partners LP	4.250%	9/15/46	1,150	915
	Magellan Midstream Partners LP	4.200%	10/3/47	1,885	1,502
	Magellan Midstream Partners LP	3.950%	3/1/50	1,333	1,011
	Marathon Oil Corp.	6.600%	10/1/37	1,805	1,842
	Marathon Oil Corp.	5.200%	6/1/45	975	848
	Marathon Petroleum Corp.	6.500%	3/1/41	2,551	2,712
	Marathon Petroleum Corp.	4.750%	9/15/44	1,467	1,262
	Marathon Petroleum Corp.	4.500%	4/1/48	715	586
	Marathon Petroleum Corp.	5.000%	9/15/54	855	736
	MPLX LP	4.500%	4/15/38	3,377	2,996
	MPLX LP	5.200%	3/1/47	1,889	1,694
[5]	MPLX LP	5.200%	12/1/47	600	534
	MPLX LP	5.200%	12/1/47	1,092	972
	MPLX LP	4.700%	4/15/48	3,275	2,751
	MPLX LP	5.500%	2/15/49	3,084	2,871
	MPLX LP	4.950%	3/14/52	390	339
	MPLX LP	5.650%	3/1/53	1,155	1,111
	MPLX LP	4.900%	4/15/58	975	809
	NOV Inc.	3.950%	12/1/42	1,583	1,168

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONEOK Inc.	6.000%	6/15/35	660	652
	ONEOK Inc.	4.950%	7/13/47	2,075	1,737
	ONEOK Inc.	5.200%	7/15/48	780	674
	ONEOK Inc.	4.450%	9/1/49	1,255	975
	ONEOK Inc.	4.500%	3/15/50	1,325	1,028
	ONEOK Inc.	7.150%	1/15/51	634	679
	ONEOK Partners LP	6.650%	10/1/36	1,055	1,100
	ONEOK Partners LP	6.850%	10/15/37	1,290	1,363
	ONEOK Partners LP	6.125%	2/1/41	970	956
	ONEOK Partners LP	6.200%	9/15/43	876	867
	Ovintiv Inc.	6.500%	8/15/34	1,610	1,626
	Ovintiv Inc.	6.625%	8/15/37	1,028	1,036
	Ovintiv Inc.	6.500%	2/1/38	700	698
	Phillips 66	5.300%	6/30/33	600	608
	Phillips 66	4.650%	11/15/34	1,978	1,896
	Phillips 66	5.875%	5/1/42	3,825	4,067
	Phillips 66	4.875%	11/15/44	760	711
	Phillips 66	3.300%	3/15/52	2,115	1,498
[5]	Phillips 66 Co.	4.680%	2/15/45	840	749
[5]	Phillips 66 Co.	4.900%	10/1/46	1,960	1,792
	Plains All American Pipeline LP	6.650%	1/15/37	1,093	1,120
	Plains All American Pipeline LP	5.150%	6/1/42	1,075	905
	Plains All American Pipeline LP	4.300%	1/31/43	775	579
	Plains All American Pipeline LP	4.700%	6/15/44	1,275	997
	Plains All American Pipeline LP	4.900%	2/15/45	1,120	897
[5]	Sabine Pass Liquefaction LLC	5.900%	9/15/37	1,125	1,146
	Shell International Finance BV	4.125%	5/11/35	2,635	2,528
	Shell International Finance BV	6.375%	12/15/38	3,569	4,119
	Shell International Finance BV	5.500%	3/25/40	3,100	3,294
	Shell International Finance BV	2.875%	11/26/41	880	673
	Shell International Finance BV	3.625%	8/21/42	1,122	945
	Shell International Finance BV	4.550%	8/12/43	2,439	2,309
	Shell International Finance BV	4.375%	5/11/45	5,770	5,326
	Shell International Finance BV	4.000%	5/10/46	3,327	2,899
	Shell International Finance BV	3.750%	9/12/46	3,099	2,619
	Shell International Finance BV	3.125%	11/7/49	2,426	1,805
	Shell International Finance BV	3.250%	4/6/50	3,676	2,805
	Shell International Finance BV	3.000%	11/26/51	2,606	1,876
	Spectra Energy Partners LP	5.950%	9/25/43	587	592
	Spectra Energy Partners LP	4.500%	3/15/45	1,334	1,124
	Suncor Energy Inc.	5.950%	12/1/34	1,338	1,377
	Suncor Energy Inc.	6.800%	5/15/38	1,350	1,483
	Suncor Energy Inc.	6.500%	6/15/38	2,059	2,209
	Suncor Energy Inc.	6.850%	6/1/39	1,464	1,602
	Suncor Energy Inc.	4.000%	11/15/47	1,470	1,168
	Suncor Energy Inc.	3.750%	3/4/51	1,465	1,114
	Targa Resources Corp.	4.950%	4/15/52	2,170	1,803
	Targa Resources Corp.	6.500%	2/15/53	1,700	1,740
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	725	826
	TotalEnergies Capital International SA	3.461%	7/12/49	1,340	1,062
	TotalEnergies Capital International SA	3.127%	5/29/50	4,985	3,696
	TotalEnergies Capital International SA	3.386%	6/29/60	1,170	877
	TransCanada PipeLines Ltd.	4.625%	3/1/34	2,532	2,375
	TransCanada PipeLines Ltd.	5.600%	3/31/34	570	572
	TransCanada PipeLines Ltd.	5.850%	3/15/36	925	942
	TransCanada PipeLines Ltd.	6.200%	10/15/37	2,508	2,645
	TransCanada PipeLines Ltd.	4.750%	5/15/38	1,127	1,047
	TransCanada PipeLines Ltd.	7.250%	8/15/38	1,347	1,530

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TransCanada PipeLines Ltd.	7.625%	1/15/39	1,650	1,956
	TransCanada PipeLines Ltd.	6.100%	6/1/40	1,760	1,813
	TransCanada PipeLines Ltd.	5.000%	10/16/43	1,169	1,063
	TransCanada PipeLines Ltd.	4.875%	5/15/48	2,105	1,888
	TransCanada PipeLines Ltd.	5.100%	3/15/49	2,305	2,142
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	725	716
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	620	545
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	385	306
	Valero Energy Corp.	6.625%	6/15/37	2,675	2,925
	Valero Energy Corp.	4.900%	3/15/45	1,240	1,134
	Valero Energy Corp.	3.650%	12/1/51	1,375	1,000
	Valero Energy Corp.	4.000%	6/1/52	1,050	811
	Western Midstream Operating LP	5.450%	4/1/44	562	491
	Western Midstream Operating LP	5.300%	3/1/48	1,300	1,110
	Western Midstream Operating LP	5.500%	8/15/48	400	345
	Western Midstream Operating LP	5.500%	2/1/50	1,800	1,529
	Williams Cos. Inc.	6.300%	4/15/40	3,215	3,384
	Williams Cos. Inc.	5.800%	11/15/43	1,170	1,159
	Williams Cos. Inc.	5.400%	3/4/44	1,730	1,624
	Williams Cos. Inc.	5.750%	6/24/44	1,495	1,462
	Williams Cos. Inc.	5.100%	9/15/45	2,975	2,731
	Williams Cos. Inc.	4.850%	3/1/48	2,490	2,203
	Williams Cos. Inc.	3.500%	10/15/51	1,715	1,217
					357,550
Financials (6.4%)
	AerCap Ireland Capital DAC	3.400%	10/29/33	3,039	2,456
	AerCap Ireland Capital DAC	3.850%	10/29/41	2,987	2,272
	Aflac Inc.	4.000%	10/15/46	789	643
	Aflac Inc.	4.750%	1/15/49	972	907
	Alleghany Corp.	4.900%	9/15/44	975	920
	Alleghany Corp.	3.250%	8/15/51	1,000	730
	Allstate Corp.	5.550%	5/9/35	655	688
	Allstate Corp.	5.950%	4/1/36	660	713
	Allstate Corp.	4.200%	12/15/46	789	666
	Allstate Corp.	3.850%	8/10/49	1,755	1,409
[3]	Allstate Corp.	6.500%	5/15/57	1,160	1,095
	American Express Co.	4.050%	12/3/42	3,000	2,769
	American Financial Group Inc.	4.500%	6/15/47	1,170	981
	American International Group Inc.	3.875%	1/15/35	1,281	1,133
	American International Group Inc.	6.250%	5/1/36	1,230	1,322
	American International Group Inc.	4.500%	7/16/44	2,045	1,783
	American International Group Inc.	4.750%	4/1/48	2,433	2,185
	American International Group Inc.	4.375%	6/30/50	1,620	1,385
	Ameriprise Financial Inc.	5.150%	5/15/33	1,400	1,397
	Aon Corp.	6.250%	9/30/40	670	703
	Aon Corp.	2.900%	8/23/51	1,350	899
	Aon Corp.	3.900%	2/28/52	1,080	872
	Aon Global Ltd.	4.600%	6/14/44	482	428
	Aon Global Ltd.	4.750%	5/15/45	1,929	1,760
	Arch Capital Finance LLC	5.031%	12/15/46	1,300	1,160
	Arch Capital Group Ltd.	7.350%	5/1/34	625	719
	Arch Capital Group Ltd.	3.635%	6/30/50	1,825	1,357
	Arch Capital Group US Inc.	5.144%	11/1/43	765	707
	Arthur J Gallagher & Co.	3.500%	5/20/51	2,025	1,460
	Arthur J Gallagher & Co.	3.050%	3/9/52	400	262
	Arthur J Gallagher & Co.	5.750%	3/2/53	810	813
	Athene Holding Ltd.	3.950%	5/25/51	1,860	1,265
	Athene Holding Ltd.	3.450%	5/15/52	1,145	724

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	6.110%	1/29/37	5,331	5,623
[3]	Bank of America Corp.	4.244%	4/24/38	3,875	3,487
	Bank of America Corp.	7.750%	5/14/38	2,513	3,007
[3]	Bank of America Corp.	4.078%	4/23/40	4,580	3,974
[3]	Bank of America Corp.	2.676%	6/19/41	9,393	6,640
[3]	Bank of America Corp.	5.875%	2/7/42	2,590	2,780
	Bank of America Corp.	3.311%	4/22/42	7,844	6,040
[3]	Bank of America Corp.	5.000%	1/21/44	3,681	3,591
[3]	Bank of America Corp.	4.875%	4/1/44	1,718	1,621
[3]	Bank of America Corp.	4.750%	4/21/45	755	697
[3]	Bank of America Corp.	3.946%	1/23/49	3,307	2,669
[3]	Bank of America Corp.	4.330%	3/15/50	6,165	5,316
[3]	Bank of America Corp.	4.083%	3/20/51	10,000	8,179
[3]	Bank of America Corp.	2.831%	10/24/51	2,606	1,712
[3]	Bank of America Corp.	3.483%	3/13/52	305	229
	Bank of America Corp.	2.972%	7/21/52	4,323	2,914
[3]	Bank of America NA	6.000%	10/15/36	1,691	1,822
	Barclays plc	3.811%	3/10/42	1,875	1,338
	Barclays plc	3.330%	11/24/42	2,085	1,498
	Barclays plc	5.250%	8/17/45	2,441	2,312
	Barclays plc	4.950%	1/10/47	2,940	2,642
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	433	479
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,125	2,035
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	1,523	1,406
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	5,949	5,406
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	3,930	3,625
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	4,470	3,156
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	5,550	4,666
	Berkshire Hathaway Inc.	4.500%	2/11/43	2,028	1,929
	Brighthouse Financial Inc.	4.700%	6/22/47	1,118	816
	Brighthouse Financial Inc.	3.850%	12/22/51	750	478
	Brookfield Finance Inc.	4.700%	9/20/47	625	540
	Brookfield Finance Inc.	3.500%	3/30/51	2,025	1,351
	Brookfield Finance Inc.	3.625%	2/15/52	1,075	730
	Brookfield Finance LLC	3.450%	4/15/50	1,225	831
	Brown & Brown Inc.	4.950%	3/17/52	1,005	852
	Chubb Corp.	6.000%	5/11/37	1,373	1,514
[3]	Chubb Corp.	6.500%	5/15/38	2,140	2,469
	Chubb INA Holdings Inc.	6.700%	5/15/36	830	946
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,302	1,144
	Chubb INA Holdings Inc.	4.350%	11/3/45	1,780	1,637
	Chubb INA Holdings Inc.	2.850%	12/15/51	637	448
	Chubb INA Holdings Inc.	3.050%	12/15/61	1,710	1,158
	CI Financial Corp.	4.100%	6/15/51	1,610	971
	Cincinnati Financial Corp.	6.125%	11/1/34	675	730
	Citigroup Inc.	6.000%	10/31/33	1,807	1,856
	Citigroup Inc.	6.125%	8/25/36	1,116	1,156
[3]	Citigroup Inc.	3.878%	1/24/39	2,655	2,257
	Citigroup Inc.	8.125%	7/15/39	2,614	3,381
[3]	Citigroup Inc.	5.316%	3/26/41	3,204	3,180
	Citigroup Inc.	5.875%	1/30/42	2,040	2,166
	Citigroup Inc.	2.904%	11/3/42	2,330	1,665
	Citigroup Inc.	6.675%	9/13/43	1,054	1,178
	Citigroup Inc.	5.300%	5/6/44	1,960	1,866
	Citigroup Inc.	4.650%	7/30/45	2,797	2,546
	Citigroup Inc.	4.750%	5/18/46	3,778	3,347
[3]	Citigroup Inc.	4.281%	4/24/48	1,970	1,706
	Citigroup Inc.	4.650%	7/23/48	4,085	3,785

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CME Group Inc.	5.300%	9/15/43	1,835	1,942
	CME Group Inc.	4.150%	6/15/48	420	387
[3]	Cooperatieve Rabobank UA	5.250%	5/24/41	2,659	2,828
	Cooperatieve Rabobank UA	5.750%	12/1/43	1,799	1,830
	Cooperatieve Rabobank UA	5.250%	8/4/45	2,909	2,723
[5]	Corebridge Financial Inc.	4.400%	4/5/52	3,245	2,536
	Credit Suisse Group AG	4.875%	5/15/45	3,449	2,953
	Equitable Holdings Inc.	5.000%	4/20/48	4,327	3,706
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,040	960
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,480	1,073
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	2,112	1,426
	Fidelity National Financial Inc.	3.200%	9/17/51	875	530
	Fifth Third Bancorp	8.250%	3/1/38	1,844	2,083
	Franklin Resources Inc.	2.950%	8/12/51	680	442
	GATX Corp.	5.200%	3/15/44	475	431
	GATX Corp.	3.100%	6/1/51	1,069	685
	Goldman Sachs Capital I	6.345%	2/15/34	1,709	1,728
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,182	2,334
	Goldman Sachs Group Inc.	6.750%	10/1/37	10,918	11,840
[3]	Goldman Sachs Group Inc.	4.017%	10/31/38	5,030	4,349
[3]	Goldman Sachs Group Inc.	4.411%	4/23/39	6,839	6,158
	Goldman Sachs Group Inc.	6.250%	2/1/41	2,985	3,289
	Goldman Sachs Group Inc.	3.210%	4/22/42	4,460	3,358
	Goldman Sachs Group Inc.	3.436%	2/24/43	4,345	3,347
[3]	Goldman Sachs Group Inc.	4.800%	7/8/44	4,187	3,890
	Goldman Sachs Group Inc.	5.150%	5/22/45	2,660	2,527
	Goldman Sachs Group Inc.	4.750%	10/21/45	1,144	1,057
	Hartford Financial Services Group Inc.	5.950%	10/15/36	921	971
	Hartford Financial Services Group Inc.	6.100%	10/1/41	417	433
	Hartford Financial Services Group Inc.	4.300%	4/15/43	850	718
	Hartford Financial Services Group Inc.	3.600%	8/19/49	1,525	1,159
	Hartford Financial Services Group Inc.	2.900%	9/15/51	1,200	792
[3]	HSBC Bank USA NA	5.875%	11/1/34	1,533	1,537
[3]	HSBC Bank USA NA	7.000%	1/15/39	660	729
[3]	HSBC Holdings plc	6.500%	5/2/36	3,024	3,058
	HSBC Holdings plc	6.500%	9/15/37	410	419
[3]	HSBC Holdings plc	6.500%	9/15/37	4,620	4,539
[3]	HSBC Holdings plc	6.800%	6/1/38	930	950
	HSBC Holdings plc	6.100%	1/14/42	1,915	2,050
	HSBC Holdings plc	6.332%	3/9/44	2,985	3,151
	HSBC Holdings plc	5.250%	3/14/44	5,415	4,780
	Intercontinental Exchange Inc.	4.250%	9/21/48	655	572
	Intercontinental Exchange Inc.	3.000%	6/15/50	2,218	1,566
	Intercontinental Exchange Inc.	4.950%	6/15/52	3,310	3,223
	Intercontinental Exchange Inc.	3.000%	9/15/60	4,150	2,718
	Intercontinental Exchange Inc.	5.200%	6/15/62	2,740	2,758
	Invesco Finance plc	5.375%	11/30/43	685	678
	Jackson Financial Inc.	4.000%	11/23/51	775	515
	Jefferies Financial Group Inc.	6.250%	1/15/36	380	391
	Jefferies Financial Group Inc.	6.500%	1/20/43	976	991
	JPMorgan Chase & Co.	6.400%	5/15/38	3,070	3,498
[3]	JPMorgan Chase & Co.	3.882%	7/24/38	5,292	4,659
	JPMorgan Chase & Co.	5.500%	10/15/40	2,034	2,100
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	2,752	2,101
	JPMorgan Chase & Co.	5.600%	7/15/41	4,022	4,197
	JPMorgan Chase & Co.	2.525%	11/19/41	1,115	780
	JPMorgan Chase & Co.	5.400%	1/6/42	2,963	3,045
	JPMorgan Chase & Co.	3.157%	4/22/42	1,070	814

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	5.625%	8/16/43	2,938	3,029
	JPMorgan Chase & Co.	4.850%	2/1/44	2,001	1,924
	JPMorgan Chase & Co.	4.950%	6/1/45	3,259	3,086
[3]	JPMorgan Chase & Co.	4.260%	2/22/48	4,665	4,072
[3]	JPMorgan Chase & Co.	4.032%	7/24/48	4,310	3,626
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	4,034	3,344
[3]	JPMorgan Chase & Co.	3.897%	1/23/49	4,465	3,656
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	5,927	4,199
	JPMorgan Chase & Co.	3.328%	4/22/52	8,440	6,184
	Legg Mason Inc.	5.625%	1/15/44	1,055	1,058
	Lincoln National Corp.	6.300%	10/9/37	680	671
	Lincoln National Corp.	7.000%	6/15/40	515	552
	Lincoln National Corp.	4.350%	3/1/48	1,155	880
	Lincoln National Corp.	4.375%	6/15/50	840	630
	Lloyds Banking Group plc	5.300%	12/1/45	1,233	1,100
	Lloyds Banking Group plc	4.344%	1/9/48	3,815	2,957
	Loews Corp.	6.000%	2/1/35	425	454
	Loews Corp.	4.125%	5/15/43	1,120	952
	Manulife Financial Corp.	5.375%	3/4/46	1,331	1,352
	Markel Corp.	5.000%	4/5/46	1,115	1,019
	Markel Corp.	4.300%	11/1/47	622	508
	Markel Corp.	5.000%	5/20/49	951	872
	Markel Corp.	4.150%	9/17/50	810	649
	Markel Corp.	3.450%	5/7/52	930	657
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,495	1,624
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	1,205	1,136
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	779	681
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	960	823
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,614	2,489
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	285	194
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	1,340	1,511
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	500	512
	Mastercard Inc.	3.800%	11/21/46	1,355	1,182
	Mastercard Inc.	3.650%	6/1/49	1,712	1,463
	Mastercard Inc.	3.850%	3/26/50	2,905	2,581
	Mastercard Inc.	2.950%	3/15/51	1,700	1,280
	MetLife Inc.	6.375%	6/15/34	990	1,103
	MetLife Inc.	5.700%	6/15/35	1,669	1,763
[3]	MetLife Inc.	6.400%	12/15/36	1,395	1,333
[3]	MetLife Inc.	10.750%	8/1/39	825	1,060
	MetLife Inc.	5.875%	2/6/41	2,053	2,133
	MetLife Inc.	4.125%	8/13/42	1,524	1,283
	MetLife Inc.	4.875%	11/13/43	2,451	2,286
	MetLife Inc.	4.721%	12/15/44	1,500	1,369
	MetLife Inc.	4.050%	3/1/45	1,508	1,266
	MetLife Inc.	5.000%	7/15/52	2,180	2,038
	MetLife Inc.	5.250%	1/15/54	1,300	1,269
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	309	279
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	415	369
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	2,819	2,402
[3]	Morgan Stanley	3.971%	7/22/38	3,687	3,251
[3]	Morgan Stanley	4.457%	4/22/39	1,666	1,529
	Morgan Stanley	3.217%	4/22/42	4,785	3,695
	Morgan Stanley	6.375%	7/24/42	4,441	4,987
	Morgan Stanley	4.300%	1/27/45	5,804	5,090
	Morgan Stanley	4.375%	1/22/47	1,476	1,323
[3]	Morgan Stanley	5.597%	3/24/51	4,203	4,442
[3]	Morgan Stanley	2.802%	1/25/52	4,506	2,976

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nasdaq Inc.	2.500%	12/21/40	555	365
	Nasdaq Inc.	3.250%	4/28/50	1,277	878
	Nasdaq Inc.	3.950%	3/7/52	1,210	938
[3]	Nationwide Financial Services Inc.	6.750%	5/15/37	555	536
	Old Republic International Corp.	3.850%	6/11/51	945	698
	Principal Financial Group Inc.	4.625%	9/15/42	875	761
	Principal Financial Group Inc.	4.350%	5/15/43	1,207	1,002
	Principal Financial Group Inc.	4.300%	11/15/46	561	465
	Principal Financial Group Inc.	5.500%	3/15/53	700	669
	Progressive Corp.	4.350%	4/25/44	1,130	1,007
	Progressive Corp.	4.125%	4/15/47	2,573	2,250
	Progressive Corp.	4.200%	3/15/48	1,235	1,082
	Progressive Corp.	3.950%	3/26/50	895	749
[3]	Prudential Financial Inc.	5.750%	7/15/33	550	586
[3]	Prudential Financial Inc.	5.700%	12/14/36	1,765	1,873
[3]	Prudential Financial Inc.	6.625%	12/1/37	718	814
[3]	Prudential Financial Inc.	3.000%	3/10/40	1,066	808
[3]	Prudential Financial Inc.	6.625%	6/21/40	574	635
[3]	Prudential Financial Inc.	5.100%	8/15/43	1,195	1,066
[3]	Prudential Financial Inc.	4.600%	5/15/44	938	851
	Prudential Financial Inc.	3.905%	12/7/47	3,215	2,581
	Prudential Financial Inc.	3.935%	12/7/49	1,788	1,417
[3]	Prudential Financial Inc.	4.350%	2/25/50	1,072	910
[3]	Prudential Financial Inc.	3.700%	3/13/51	1,524	1,154
	Raymond James Financial Inc.	4.950%	7/15/46	1,860	1,689
	Raymond James Financial Inc.	3.750%	4/1/51	985	734
[3]	Regions Bank	6.450%	6/26/37	1,000	1,019
	Regions Financial Corp.	7.375%	12/10/37	510	545
	Selective Insurance Group Inc.	5.375%	3/1/49	555	518
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	1,217	790
	Transatlantic Holdings Inc.	8.000%	11/30/39	270	344
	Travelers Cos. Inc.	6.750%	6/20/36	1,050	1,217
[3]	Travelers Cos. Inc.	6.250%	6/15/37	1,840	2,083
	Travelers Cos. Inc.	5.350%	11/1/40	565	597
	Travelers Cos. Inc.	4.600%	8/1/43	938	882
	Travelers Cos. Inc.	4.300%	8/25/45	1,040	938
	Travelers Cos. Inc.	3.750%	5/15/46	1,035	844
	Travelers Cos. Inc.	4.000%	5/30/47	600	516
	Travelers Cos. Inc.	4.050%	3/7/48	1,050	906
	Travelers Cos. Inc.	4.100%	3/4/49	1,020	878
	Travelers Cos. Inc.	2.550%	4/27/50	1,170	766
	Travelers Cos. Inc.	3.050%	6/8/51	585	417
	Travelers Property Casualty Corp.	6.375%	3/15/33	983	1,124
	Unum Group	5.750%	8/15/42	325	295
	Unum Group	4.500%	12/15/49	1,125	817
	Unum Group	4.125%	6/15/51	1,200	860
	Visa Inc.	4.150%	12/14/35	2,867	2,824
	Visa Inc.	2.700%	4/15/40	1,039	822
	Visa Inc.	4.300%	12/14/45	7,301	7,037
	Visa Inc.	3.650%	9/15/47	1,580	1,383
	Visa Inc.	2.000%	8/15/50	2,900	1,831
	Voya Financial Inc.	5.700%	7/15/43	475	468
	Voya Financial Inc.	4.800%	6/15/46	700	596
	W R Berkley Corp.	4.750%	8/1/44	1,505	1,371
	W R Berkley Corp.	3.550%	3/30/52	400	290
	W R Berkley Corp.	3.150%	9/30/61	495	318
	Wachovia Corp.	5.500%	8/1/35	1,628	1,633
[3]	Wells Fargo & Co.	5.950%	12/15/36	1,266	1,270

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Wells Fargo & Co.	3.068%	4/30/41	8,205	6,115
	Wells Fargo & Co.	5.375%	11/2/43	1,531	1,465
	Wells Fargo & Co.	5.606%	1/15/44	5,472	5,337
[3]	Wells Fargo & Co.	4.650%	11/4/44	4,198	3,625
	Wells Fargo & Co.	3.900%	5/1/45	5,905	4,773
[3]	Wells Fargo & Co.	4.900%	11/17/45	3,532	3,142
[3]	Wells Fargo & Co.	4.400%	6/14/46	4,204	3,467
[3]	Wells Fargo & Co.	4.750%	12/7/46	3,706	3,218
[3]	Wells Fargo & Co.	5.013%	4/4/51	11,352	10,682
[3]	Wells Fargo & Co.	4.611%	4/25/53	3,675	3,259
[3]	Wells Fargo Bank NA	5.850%	2/1/37	2,511	2,623
[3]	Wells Fargo Bank NA	6.600%	1/15/38	2,089	2,338
	Western Union Co.	6.200%	11/17/36	950	948
	Westpac Banking Corp.	4.421%	7/24/39	2,574	2,162
	Westpac Banking Corp.	2.963%	11/16/40	2,270	1,544
	Willis North America Inc.	5.050%	9/15/48	1,095	954
	Willis North America Inc.	3.875%	9/15/49	1,051	788
	XL Group Ltd.	5.250%	12/15/43	1,025	1,036
					536,730
Health Care (7.2%)
	Abbott Laboratories	4.750%	11/30/36	2,035	2,112
	Abbott Laboratories	6.150%	11/30/37	1,118	1,293
	Abbott Laboratories	6.000%	4/1/39	2,111	2,400
	Abbott Laboratories	5.300%	5/27/40	1,218	1,308
	Abbott Laboratories	4.750%	4/15/43	1,190	1,206
	Abbott Laboratories	4.900%	11/30/46	5,510	5,665
	AbbVie Inc.	4.550%	3/15/35	2,423	2,370
	AbbVie Inc.	4.500%	5/14/35	4,292	4,161
	AbbVie Inc.	4.300%	5/14/36	3,877	3,645
	AbbVie Inc.	4.050%	11/21/39	6,315	5,636
	AbbVie Inc.	4.625%	10/1/42	1,240	1,146
	AbbVie Inc.	4.400%	11/6/42	6,178	5,629
	AbbVie Inc.	4.850%	6/15/44	1,890	1,805
	AbbVie Inc.	4.750%	3/15/45	2,167	2,049
	AbbVie Inc.	4.700%	5/14/45	5,836	5,477
	AbbVie Inc.	4.450%	5/14/46	2,692	2,437
	AbbVie Inc.	4.875%	11/14/48	2,187	2,101
	AbbVie Inc.	4.250%	11/21/49	10,723	9,460
	Adventist Health System	3.630%	3/1/49	850	626
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	825	737
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	1,095	833
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	373	271
	Aetna Inc.	6.625%	6/15/36	1,234	1,369
	Aetna Inc.	6.750%	12/15/37	1,363	1,504
	Aetna Inc.	4.500%	5/15/42	803	721
	Aetna Inc.	4.125%	11/15/42	1,295	1,096
	Aetna Inc.	4.750%	3/15/44	1,123	1,026
	Aetna Inc.	3.875%	8/15/47	700	556
	AHS Hospital Corp.	5.024%	7/1/45	875	863
[3]	AHS Hospital Corp.	2.780%	7/1/51	1,050	699
[3]	Allina Health System	3.887%	4/15/49	1,235	1,012
	AmerisourceBergen Corp.	4.250%	3/1/45	1,049	886
	AmerisourceBergen Corp.	4.300%	12/15/47	903	783
	Amgen Inc.	3.150%	2/21/40	3,299	2,587
	Amgen Inc.	2.800%	8/15/41	1,810	1,325
	Amgen Inc.	4.950%	10/1/41	1,060	1,011
	Amgen Inc.	5.150%	11/15/41	1,116	1,086
	Amgen Inc.	5.600%	3/2/43	3,705	3,820

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	4.400%	5/1/45	4,275	3,768
	Amgen Inc.	4.563%	6/15/48	2,552	2,313
	Amgen Inc.	3.375%	2/21/50	5,897	4,416
	Amgen Inc.	4.663%	6/15/51	8,898	8,096
	Amgen Inc.	3.000%	1/15/52	2,705	1,857
	Amgen Inc.	4.200%	2/22/52	2,933	2,491
	Amgen Inc.	4.875%	3/1/53	1,115	1,045
	Amgen Inc.	5.650%	3/2/53	8,015	8,342
	Amgen Inc.	2.770%	9/1/53	967	618
	Amgen Inc.	4.400%	2/22/62	3,350	2,828
	Amgen Inc.	5.750%	3/2/63	4,760	4,938
[3]	Ascension Health	3.106%	11/15/39	1,005	807
	Ascension Health	3.945%	11/15/46	2,172	1,882
[3]	Ascension Health	4.847%	11/15/53	922	914
	AstraZeneca plc	6.450%	9/15/37	5,461	6,440
	AstraZeneca plc	4.000%	9/18/42	1,300	1,183
	AstraZeneca plc	4.375%	11/16/45	2,493	2,397
	AstraZeneca plc	4.375%	8/17/48	1,295	1,229
	AstraZeneca plc	2.125%	8/6/50	584	369
	AstraZeneca plc	3.000%	5/28/51	1,715	1,302
	Banner Health	2.907%	1/1/42	825	616
	Banner Health	2.913%	1/1/51	666	457
[3]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	500	312
[3]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,166	884
	Baxalta Inc.	5.250%	6/23/45	2,110	2,076
	Baxter International Inc.	3.500%	8/15/46	845	597
	Baxter International Inc.	3.132%	12/1/51	1,597	1,035
	Baylor Scott & White Holdings	4.185%	11/15/45	1,090	959
	Baylor Scott & White Holdings	3.967%	11/15/46	1,151	973
[3]	Baylor Scott & White Holdings	2.839%	11/15/50	920	625
	Becton Dickinson & Co.	4.685%	12/15/44	1,765	1,643
	Becton Dickinson & Co.	4.669%	6/6/47	2,816	2,626
	Becton Dickinson & Co.	3.794%	5/20/50	1,234	1,000
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	850	560
[3]	BHSH System Obligated Group	3.487%	7/15/49	925	710
	Biogen Inc.	3.150%	5/1/50	3,990	2,782
	Biogen Inc.	3.250%	2/15/51	1,306	921
[3]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	825	586
	Boston Scientific Corp.	6.750%	11/15/35	460	521
	Boston Scientific Corp.	4.550%	3/1/39	802	752
	Boston Scientific Corp.	7.375%	1/15/40	439	538
	Boston Scientific Corp.	4.700%	3/1/49	1,055	1,004
	Bristol-Myers Squibb Co.	4.125%	6/15/39	3,290	3,063
	Bristol-Myers Squibb Co.	3.550%	3/15/42	1,638	1,396
	Bristol-Myers Squibb Co.	3.250%	8/1/42	544	435
	Bristol-Myers Squibb Co.	4.625%	5/15/44	2,061	2,002
	Bristol-Myers Squibb Co.	4.350%	11/15/47	2,526	2,337
	Bristol-Myers Squibb Co.	4.550%	2/20/48	3,216	3,043
	Bristol-Myers Squibb Co.	4.250%	10/26/49	7,336	6,656
	Bristol-Myers Squibb Co.	2.550%	11/13/50	3,395	2,276
	Bristol-Myers Squibb Co.	3.700%	3/15/52	3,762	3,145
	Bristol-Myers Squibb Co.	3.900%	3/15/62	2,335	1,926
	Cardinal Health Inc.	4.600%	3/15/43	1,250	1,084
	Cardinal Health Inc.	4.500%	11/15/44	1,022	875
	Cardinal Health Inc.	4.900%	9/15/45	922	830
[3]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	1,000	719
	Children's Health System of Texas	2.511%	8/15/50	1,175	755

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Children's Hospital	2.928%	7/15/50	850	563
[3]	Children's Hospital Corp.	4.115%	1/1/47	580	517
[3]	Children's Hospital Corp.	2.585%	2/1/50	793	524
	Children's Hospital Medical Center	4.268%	5/15/44	750	701
[3]	Children's Hospital of Philadelphia	2.704%	7/1/50	1,050	697
	Cigna Group	4.800%	8/15/38	3,727	3,615
	Cigna Group	3.200%	3/15/40	2,258	1,769
[3]	Cigna Group	6.125%	11/15/41	515	565
[3]	Cigna Group	4.800%	7/15/46	2,960	2,712
[3]	Cigna Group	3.875%	10/15/47	1,490	1,201
	Cigna Group	4.900%	12/15/48	4,352	4,095
	Cigna Group	3.400%	3/15/50	2,465	1,822
	Cigna Group	3.400%	3/15/51	3,875	2,851
[3]	City of Hope	5.623%	11/15/43	925	941
[3]	City of Hope	4.378%	8/15/48	505	438
	Cleveland Clinic Foundation	4.858%	1/1/14	790	733
[3]	CommonSpirit Health	4.350%	11/1/42	2,152	1,840
	CommonSpirit Health	3.817%	10/1/49	815	632
	CommonSpirit Health	4.187%	10/1/49	1,067	871
	CommonSpirit Health	3.910%	10/1/50	1,740	1,344
[3]	Community Health Network Inc.	3.099%	5/1/50	900	606
[3]	Cottage Health Obligated Group	3.304%	11/1/49	1,150	852
	CVS Health Corp.	4.875%	7/20/35	1,898	1,858
	CVS Health Corp.	4.780%	3/25/38	9,283	8,845
	CVS Health Corp.	6.125%	9/15/39	630	666
	CVS Health Corp.	4.125%	4/1/40	1,639	1,410
	CVS Health Corp.	2.700%	8/21/40	1,170	837
	CVS Health Corp.	5.300%	12/5/43	1,580	1,553
	CVS Health Corp.	5.125%	7/20/45	6,541	6,199
	CVS Health Corp.	5.050%	3/25/48	15,375	14,387
	CVS Health Corp.	4.250%	4/1/50	1,867	1,554
	CVS Health Corp.	5.625%	2/21/53	2,000	2,026
	Danaher Corp.	4.375%	9/15/45	1,882	1,751
	Danaher Corp.	2.600%	10/1/50	1,255	859
	Danaher Corp.	2.800%	12/10/51	905	634
[3]	Dartmouth-Hitchcock Health	4.178%	8/1/48	500	409
	DH Europe Finance II Sarl	3.250%	11/15/39	925	775
	DH Europe Finance II Sarl	3.400%	11/15/49	2,005	1,583
	Dignity Health	4.500%	11/1/42	1,250	1,100
	Dignity Health	5.267%	11/1/64	825	769
[3]	Duke University Health System Inc.	3.920%	6/1/47	1,305	1,129
	Elevance Health Inc.	5.950%	12/15/34	1,012	1,092
	Elevance Health Inc.	5.850%	1/15/36	638	680
	Elevance Health Inc.	6.375%	6/15/37	831	929
	Elevance Health Inc.	4.625%	5/15/42	1,199	1,119
	Elevance Health Inc.	4.650%	1/15/43	2,459	2,303
	Elevance Health Inc.	5.100%	1/15/44	1,339	1,305
	Elevance Health Inc.	4.650%	8/15/44	2,137	1,967
	Elevance Health Inc.	4.375%	12/1/47	3,396	3,029
	Elevance Health Inc.	4.550%	3/1/48	2,688	2,449
	Elevance Health Inc.	3.700%	9/15/49	420	333
	Elevance Health Inc.	3.125%	5/15/50	1,760	1,262
	Elevance Health Inc.	3.600%	3/15/51	1,610	1,260
	Elevance Health Inc.	4.550%	5/15/52	1,495	1,347
	Elevance Health Inc.	6.100%	10/15/52	1,130	1,261
	Elevance Health Inc.	5.125%	2/15/53	1,450	1,444
	Elevance Health Inc.	4.850%	8/15/54	500	442
	Eli Lilly & Co.	3.950%	3/15/49	1,075	981

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eli Lilly & Co.	2.250%	5/15/50	3,360	2,218
	Eli Lilly & Co.	4.875%	2/27/53	3,035	3,138
	Eli Lilly & Co.	4.150%	3/15/59	1,000	906
	Eli Lilly & Co.	2.500%	9/15/60	2,165	1,385
	Eli Lilly & Co.	4.950%	2/27/63	1,650	1,695
[3]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	725	561
[5]	GE HealthCare Technologies Inc.	6.377%	11/22/52	1,792	2,002
	Gilead Sciences Inc.	4.600%	9/1/35	2,134	2,115
	Gilead Sciences Inc.	4.000%	9/1/36	1,763	1,632
	Gilead Sciences Inc.	2.600%	10/1/40	3,450	2,542
	Gilead Sciences Inc.	5.650%	12/1/41	1,731	1,870
	Gilead Sciences Inc.	4.800%	4/1/44	3,040	2,947
	Gilead Sciences Inc.	4.500%	2/1/45	2,985	2,779
	Gilead Sciences Inc.	4.750%	3/1/46	3,032	2,913
	Gilead Sciences Inc.	4.150%	3/1/47	1,250	1,098
	Gilead Sciences Inc.	2.800%	10/1/50	4,117	2,846
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,360	1,451
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	5,190	6,113
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,282	1,168
[3]	Hackensack Meridian Health Inc.	2.675%	9/1/41	925	660
	Hackensack Meridian Health Inc.	4.211%	7/1/48	710	622
[3]	Hackensack Meridian Health Inc.	2.875%	9/1/50	850	577
	Hackensack Meridian Health Inc.	4.500%	7/1/57	525	474
[3]	Hartford HealthCare Corp.	3.447%	7/1/54	900	652
	HCA Inc.	5.125%	6/15/39	1,773	1,654
[5]	HCA Inc.	4.375%	3/15/42	1,145	960
	HCA Inc.	5.500%	6/15/47	3,020	2,834
	HCA Inc.	5.250%	6/15/49	4,026	3,633
	HCA Inc.	3.500%	7/15/51	2,857	1,973
[5]	HCA Inc.	4.625%	3/15/52	3,085	2,563
	Humana Inc.	4.625%	12/1/42	504	454
	Humana Inc.	4.950%	10/1/44	1,365	1,279
	Humana Inc.	4.800%	3/15/47	715	653
	Humana Inc.	3.950%	8/15/49	950	779
	Humana Inc.	5.500%	3/15/53	1,300	1,321
	IHC Health Services Inc.	4.131%	5/15/48	1,075	947
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	645	552
[3]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	750	509
	Inova Health System Foundation	4.068%	5/15/52	595	513
[3]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	1,030	798
[3]	Iowa Health System	3.665%	2/15/50	900	693
	Johns Hopkins Health System Corp.	3.837%	5/15/46	498	421
	Johnson & Johnson	4.950%	5/15/33	645	699
	Johnson & Johnson	4.375%	12/5/33	2,829	2,911
	Johnson & Johnson	3.550%	3/1/36	2,354	2,184
	Johnson & Johnson	3.625%	3/3/37	3,252	3,008
	Johnson & Johnson	5.950%	8/15/37	690	801
	Johnson & Johnson	3.400%	1/15/38	1,090	981
	Johnson & Johnson	2.100%	9/1/40	2,380	1,729
	Johnson & Johnson	4.500%	9/1/40	1,328	1,324
	Johnson & Johnson	4.850%	5/15/41	1,305	1,340
	Johnson & Johnson	4.500%	12/5/43	1,049	1,057
	Johnson & Johnson	3.700%	3/1/46	3,740	3,350
	Johnson & Johnson	3.750%	3/3/47	1,795	1,608
	Johnson & Johnson	3.500%	1/15/48	1,632	1,428
	Johnson & Johnson	2.250%	9/1/50	3,610	2,426
	Johnson & Johnson	2.450%	9/1/60	1,315	866

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Kaiser Foundation Hospitals	2.810%	6/1/41	1,620	1,194
	Kaiser Foundation Hospitals	4.875%	4/1/42	1,901	1,859
	Kaiser Foundation Hospitals	4.150%	5/1/47	3,248	2,850
[3]	Kaiser Foundation Hospitals	3.266%	11/1/49	2,025	1,512
[3]	Kaiser Foundation Hospitals	3.002%	6/1/51	1,805	1,275
	Koninklijke Philips NV	6.875%	3/11/38	1,140	1,316
	Koninklijke Philips NV	5.000%	3/15/42	955	891
	Laboratory Corp. of America Holdings	4.700%	2/1/45	1,374	1,232
[3]	Mass General Brigham Inc.	3.765%	7/1/48	601	491
[3]	Mass General Brigham Inc.	3.192%	7/1/49	1,206	891
[3]	Mass General Brigham Inc.	3.342%	7/1/60	1,200	862
[3]	Mayo Clinic	3.774%	11/15/43	740	636
[3]	Mayo Clinic	4.128%	11/15/52	540	479
[3]	Mayo Clinic	3.196%	11/15/61	1,300	905
[3]	McLaren Health Care Corp.	4.386%	5/15/48	950	849
[3]	MedStar Health Inc.	3.626%	8/15/49	822	599
	Medtronic Inc.	4.375%	3/15/35	3,614	3,560
	Medtronic Inc.	4.625%	3/15/45	3,707	3,632
	Memorial Health Services	3.447%	11/1/49	1,000	763
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	1,175	1,197
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	420	297
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,070	942
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	648	562
	Merck & Co. Inc.	6.500%	12/1/33	1,725	2,023
	Merck & Co. Inc.	3.900%	3/7/39	1,367	1,253
	Merck & Co. Inc.	2.350%	6/24/40	1,225	903
	Merck & Co. Inc.	3.600%	9/15/42	3,322	2,841
	Merck & Co. Inc.	4.150%	5/18/43	1,899	1,780
	Merck & Co. Inc.	3.700%	2/10/45	3,295	2,871
	Merck & Co. Inc.	4.000%	3/7/49	3,130	2,810
	Merck & Co. Inc.	2.450%	6/24/50	3,399	2,286
	Merck & Co. Inc.	2.750%	12/10/51	2,865	2,028
	Merck & Co. Inc.	2.900%	12/10/61	3,105	2,128
[3]	Methodist Hospital	2.705%	12/1/50	1,375	917
[3]	Montefiore Obligated Group	5.246%	11/1/48	825	602
	Montefiore Obligated Group	4.287%	9/1/50	750	464
[3]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	898	740
[3]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	1,265	982
[3]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	353
	MultiCare Health System	2.803%	8/15/50	775	484
	Mylan Inc.	5.400%	11/29/43	1,461	1,214
	Mylan Inc.	5.200%	4/15/48	1,390	1,096
[3]	MyMichigan Health	3.409%	6/1/50	756	536
	New York & Presbyterian Hospital	2.256%	8/1/40	925	639
	New York & Presbyterian Hospital	4.024%	8/1/45	980	867
	New York & Presbyterian Hospital	4.063%	8/1/56	761	660
	New York & Presbyterian Hospital	2.606%	8/1/60	550	334
[3]	New York & Presbyterian Hospital	3.954%	8/1/19	1,080	807
	Northwell Healthcare Inc.	3.979%	11/1/46	1,405	1,115
	Northwell Healthcare Inc.	4.260%	11/1/47	1,059	904
	Northwell Healthcare Inc.	3.809%	11/1/49	1,100	864
	Novant Health Inc.	2.637%	11/1/36	625	494
	Novant Health Inc.	3.168%	11/1/51	800	577
	Novant Health Inc.	3.318%	11/1/61	825	579
	Novartis Capital Corp.	3.700%	9/21/42	840	748
	Novartis Capital Corp.	4.400%	5/6/44	4,238	4,174
	Novartis Capital Corp.	4.000%	11/20/45	2,293	2,110
	Novartis Capital Corp.	2.750%	8/14/50	2,365	1,750

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	1,060	687
[3]	NYU Langone Hospitals	5.750%	7/1/43	645	690
	NYU Langone Hospitals	4.784%	7/1/44	888	839
[3]	NYU Langone Hospitals	4.368%	7/1/47	815	736
[3]	NYU Langone Hospitals	3.380%	7/1/55	1,125	813
	OhioHealth Corp.	2.834%	11/15/41	675	508
[3]	OhioHealth Corp.	3.042%	11/15/50	890	644
	Orlando Health Obligated Group	4.089%	10/1/48	800	668
	Orlando Health Obligated Group	3.327%	10/1/50	250	181
[3]	PeaceHealth Obligated Group	4.787%	11/15/48	1,525	1,418
	PerkinElmer Inc.	3.625%	3/15/51	605	441
	Pfizer Inc.	4.000%	12/15/36	3,773	3,628
	Pfizer Inc.	4.100%	9/15/38	3,000	2,817
	Pfizer Inc.	3.900%	3/15/39	2,660	2,411
	Pfizer Inc.	7.200%	3/15/39	3,723	4,690
	Pfizer Inc.	2.550%	5/28/40	1,955	1,468
	Pfizer Inc.	4.300%	6/15/43	1,482	1,395
	Pfizer Inc.	4.400%	5/15/44	1,705	1,640
	Pfizer Inc.	4.125%	12/15/46	2,627	2,414
	Pfizer Inc.	4.200%	9/15/48	1,491	1,386
	Pfizer Inc.	4.000%	3/15/49	1,345	1,219
	Pfizer Inc.	2.700%	5/28/50	3,470	2,488
	Piedmont Healthcare Inc.	2.864%	1/1/52	1,115	710
	Presbyterian Healthcare Services	4.875%	8/1/52	700	689
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,470	1,172
	Quest Diagnostics Inc.	4.700%	3/30/45	704	637
[3]	Rady Children's Hospital-San Diego	3.154%	8/15/51	415	304
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	1,026	685
	Royalty Pharma plc	3.300%	9/2/40	2,100	1,527
	Royalty Pharma plc	3.550%	9/2/50	3,471	2,389
	RWJ Barnabas Health Inc.	3.949%	7/1/46	885	745
	RWJ Barnabas Health Inc.	3.477%	7/1/49	702	551
[3]	Sharp HealthCare	2.680%	8/1/50	875	550
[3]	Stanford Health Care	3.795%	11/15/48	1,179	984
	Stanford Health Care	3.027%	8/15/51	735	528
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	1,305	960
	Stryker Corp.	4.100%	4/1/43	720	627
	Stryker Corp.	4.375%	5/15/44	805	723
	Stryker Corp.	4.625%	3/15/46	1,540	1,440
	Stryker Corp.	2.900%	6/15/50	599	426
	Summa Health	3.511%	11/15/51	350	253
[3]	Sutter Health	3.161%	8/15/40	500	382
[3]	Sutter Health	4.091%	8/15/48	985	824
[3]	Sutter Health	3.361%	8/15/50	1,075	784
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	2,144	1,636
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	2,961	2,118
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	2,151	1,512
	Texas Health Resources	2.328%	11/15/50	825	496
[3]	Texas Health Resources	4.330%	11/15/55	775	681
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	2,181	1,660
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,113	1,164
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	1,292	1,180
	Toledo Hospital	5.750%	11/15/38	700	687
[3]	Trinity Health Corp.	2.632%	12/1/40	500	363
	Trinity Health Corp.	4.125%	12/1/45	825	722
[3]	Trinity Health Corp.	3.434%	12/1/48	1,155	918
	UnitedHealth Group Inc.	4.500%	4/15/33	2,000	1,988

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	4.625%	7/15/35	2,946	2,961
	UnitedHealth Group Inc.	5.800%	3/15/36	1,240	1,355
	UnitedHealth Group Inc.	6.500%	6/15/37	2,800	3,224
	UnitedHealth Group Inc.	6.625%	11/15/37	1,650	1,935
	UnitedHealth Group Inc.	6.875%	2/15/38	2,299	2,777
	UnitedHealth Group Inc.	3.500%	8/15/39	1,191	1,016
	UnitedHealth Group Inc.	2.750%	5/15/40	653	495
	UnitedHealth Group Inc.	5.700%	10/15/40	481	521
	UnitedHealth Group Inc.	5.950%	2/15/41	610	673
	UnitedHealth Group Inc.	3.050%	5/15/41	2,475	1,951
	UnitedHealth Group Inc.	4.375%	3/15/42	490	453
	UnitedHealth Group Inc.	3.950%	10/15/42	1,057	926
	UnitedHealth Group Inc.	4.250%	3/15/43	2,555	2,371
	UnitedHealth Group Inc.	4.750%	7/15/45	1,964	1,934
	UnitedHealth Group Inc.	4.200%	1/15/47	2,017	1,795
	UnitedHealth Group Inc.	4.250%	4/15/47	1,718	1,540
	UnitedHealth Group Inc.	3.750%	10/15/47	1,570	1,316
	UnitedHealth Group Inc.	4.250%	6/15/48	2,959	2,662
	UnitedHealth Group Inc.	4.450%	12/15/48	924	855
	UnitedHealth Group Inc.	3.700%	8/15/49	2,085	1,706
	UnitedHealth Group Inc.	2.900%	5/15/50	2,195	1,557
	UnitedHealth Group Inc.	3.250%	5/15/51	3,955	2,975
	UnitedHealth Group Inc.	4.750%	5/15/52	4,050	3,947
	UnitedHealth Group Inc.	5.875%	2/15/53	4,130	4,642
	UnitedHealth Group Inc.	5.050%	4/15/53	2,288	2,313
	UnitedHealth Group Inc.	3.875%	8/15/59	2,570	2,068
	UnitedHealth Group Inc.	3.125%	5/15/60	1,665	1,168
	UnitedHealth Group Inc.	4.950%	5/15/62	2,250	2,192
	UnitedHealth Group Inc.	6.050%	2/15/63	2,845	3,253
	UnitedHealth Group Inc.	5.200%	4/15/63	3,200	3,243
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,090	1,660
	Viatris Inc.	3.850%	6/22/40	2,790	1,960
	Viatris Inc.	4.000%	6/22/50	2,101	1,382
[3]	WakeMed	3.286%	10/1/52	450	316
[3]	West Virginia United Health System Obligated Group	3.129%	6/1/50	500	338
[3]	Willis-Knighton Medical Center	3.065%	3/1/51	1,455	948
	Wyeth LLC	6.500%	2/1/34	1,016	1,174
	Wyeth LLC	6.000%	2/15/36	1,610	1,785
	Wyeth LLC	5.950%	4/1/37	2,090	2,344
[3]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,000	636
	Zimmer Biomet Holdings Inc.	4.250%	8/15/35	373	326
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	600	612
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	795	689
	Zoetis Inc.	4.700%	2/1/43	2,101	1,965
	Zoetis Inc.	3.950%	9/12/47	856	721
	Zoetis Inc.	4.450%	8/20/48	794	721
	Zoetis Inc.	3.000%	5/15/50	840	599
					604,636
Industrials (4.0%)
[3]	3M Co.	5.700%	3/15/37	640	690
[3]	3M Co.	3.875%	6/15/44	540	450
[3]	3M Co.	3.125%	9/19/46	1,230	887
[3]	3M Co.	3.625%	10/15/47	1,455	1,147
[3]	3M Co.	4.000%	9/14/48	1,800	1,530
	3M Co.	3.250%	8/26/49	1,818	1,355
	3M Co.	3.700%	4/15/50	1,063	873

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	1,217	997
	Boeing Co.	3.600%	5/1/34	1,590	1,364
	Boeing Co.	3.250%	2/1/35	1,490	1,215
	Boeing Co.	6.625%	2/15/38	655	713
	Boeing Co.	3.550%	3/1/38	759	605
	Boeing Co.	3.500%	3/1/39	729	569
	Boeing Co.	6.875%	3/15/39	873	975
	Boeing Co.	5.875%	2/15/40	903	928
	Boeing Co.	5.705%	5/1/40	6,022	6,075
	Boeing Co.	3.375%	6/15/46	1,120	794
	Boeing Co.	3.650%	3/1/47	561	406
	Boeing Co.	3.625%	3/1/48	655	469
	Boeing Co.	3.850%	11/1/48	950	708
	Boeing Co.	3.900%	5/1/49	1,780	1,346
	Boeing Co.	3.750%	2/1/50	940	710
	Boeing Co.	5.805%	5/1/50	10,453	10,510
	Boeing Co.	3.825%	3/1/59	549	389
	Boeing Co.	3.950%	8/1/59	1,191	876
	Boeing Co.	5.930%	5/1/60	7,122	7,119
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	719	812
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	745	845
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	1,530	1,648
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,344	1,352
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,221	1,272
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	791	787
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,705	1,582
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,345	1,243
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	1,531	1,415
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	1,466	1,493
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,776	1,741
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,675	1,587
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	2,140	1,905
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	792	754
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	1,861	1,575
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,530	2,237
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,745	1,530
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	1,240	996
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	2,658	1,930
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	2,088	1,594
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	1,875	1,313
	Canadian National Railway Co.	6.200%	6/1/36	1,082	1,225
	Canadian National Railway Co.	6.375%	11/15/37	1,159	1,316
	Canadian National Railway Co.	3.200%	8/2/46	655	498
	Canadian National Railway Co.	3.650%	2/3/48	1,125	932
	Canadian National Railway Co.	4.450%	1/20/49	1,005	939
	Canadian National Railway Co.	2.450%	5/1/50	1,000	654
	Canadian National Railway Co.	4.400%	8/5/52	1,575	1,478
	Canadian Pacific Railway Co.	4.800%	9/15/35	1,547	1,537
	Canadian Pacific Railway Co.	5.950%	5/15/37	270	290
	Canadian Pacific Railway Co.	3.000%	12/2/41	1,680	1,340
	Canadian Pacific Railway Co.	4.800%	8/1/45	1,466	1,420
	Canadian Pacific Railway Co.	3.100%	12/2/51	4,965	3,566
	Canadian Pacific Railway Co.	6.125%	9/15/15	1,265	1,360
	Carrier Global Corp.	3.377%	4/5/40	2,780	2,208
	Carrier Global Corp.	3.577%	4/5/50	4,071	3,082
	Caterpillar Inc.	5.300%	9/15/35	975	1,022
	Caterpillar Inc.	6.050%	8/15/36	635	718

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Caterpillar Inc.	5.200%	5/27/41	1,532	1,627
	Caterpillar Inc.	3.803%	8/15/42	3,529	3,135
	Caterpillar Inc.	3.250%	9/19/49	2,282	1,813
	Caterpillar Inc.	3.250%	4/9/50	2,700	2,149
	Caterpillar Inc.	4.750%	5/15/64	546	537
	Crane Holdings Co.	4.200%	3/15/48	950	688
	CSX Corp.	6.000%	10/1/36	665	717
	CSX Corp.	6.150%	5/1/37	1,255	1,381
	CSX Corp.	6.220%	4/30/40	1,361	1,506
	CSX Corp.	5.500%	4/15/41	1,019	1,050
	CSX Corp.	4.750%	5/30/42	1,704	1,609
	CSX Corp.	4.100%	3/15/44	1,430	1,246
	CSX Corp.	3.800%	11/1/46	1,408	1,149
	CSX Corp.	4.300%	3/1/48	1,631	1,446
	CSX Corp.	4.750%	11/15/48	1,208	1,133
	CSX Corp.	4.500%	3/15/49	1,941	1,763
	CSX Corp.	3.350%	9/15/49	615	465
	CSX Corp.	3.800%	4/15/50	769	625
	CSX Corp.	3.950%	5/1/50	1,325	1,109
	CSX Corp.	2.500%	5/15/51	750	485
	CSX Corp.	4.500%	11/15/52	2,069	1,893
	CSX Corp.	4.500%	8/1/54	1,170	1,040
	CSX Corp.	4.250%	11/1/66	325	270
	CSX Corp.	4.650%	3/1/68	518	462
	Cummins Inc.	4.875%	10/1/43	1,128	1,092
	Cummins Inc.	2.600%	9/1/50	1,025	670
	Deere & Co.	3.900%	6/9/42	2,518	2,314
	Deere & Co.	2.875%	9/7/49	1,564	1,180
	Deere & Co.	3.750%	4/15/50	1,726	1,531
	Dover Corp.	5.375%	10/15/35	565	588
	Dover Corp.	5.375%	3/1/41	663	672
	Eaton Corp.	4.150%	11/2/42	1,798	1,588
	Eaton Corp.	3.915%	9/15/47	633	540
	Eaton Corp.	4.700%	8/23/52	1,335	1,284
	Emerson Electric Co.	2.800%	12/21/51	3,830	2,619
	FedEx Corp.	4.900%	1/15/34	1,915	1,915
	FedEx Corp.	3.900%	2/1/35	870	782
	FedEx Corp.	3.250%	5/15/41	1,545	1,176
	FedEx Corp.	3.875%	8/1/42	1,100	898
	FedEx Corp.	4.100%	4/15/43	1,145	959
	FedEx Corp.	5.100%	1/15/44	2,523	2,398
	FedEx Corp.	4.100%	2/1/45	1,141	942
	FedEx Corp.	4.750%	11/15/45	1,023	927
	FedEx Corp.	4.550%	4/1/46	1,382	1,216
	FedEx Corp.	4.400%	1/15/47	754	648
	FedEx Corp.	4.050%	2/15/48	1,647	1,338
	FedEx Corp.	4.950%	10/17/48	2,515	2,356
	FedEx Corp.	5.250%	5/15/50	1,935	1,896
[3]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	1,474	1,231
	Fortive Corp.	4.300%	6/15/46	1,381	1,118
	General Dynamics Corp.	4.250%	4/1/40	1,551	1,464
	General Dynamics Corp.	3.600%	11/15/42	1,080	926
[3]	General Electric Co.	5.875%	1/14/38	1,895	2,042
	Honeywell International Inc.	5.700%	3/15/36	985	1,090
	Honeywell International Inc.	5.700%	3/15/37	1,335	1,476
	Honeywell International Inc.	5.375%	3/1/41	945	1,002
	Honeywell International Inc.	3.812%	11/21/47	1,030	902

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Tool Works Inc.	4.875%	9/15/41	1,098	1,116
	Illinois Tool Works Inc.	3.900%	9/1/42	1,953	1,762
	Jacobs Engineering Group Inc.	5.900%	3/1/33	329	330
[3]	Johnson Controls International plc	6.000%	1/15/36	1,409	1,501
[3]	Johnson Controls International plc	4.625%	7/2/44	1,116	1,024
[3]	Johnson Controls International plc	5.125%	9/14/45	403	390
	Johnson Controls International plc	4.500%	2/15/47	839	738
[3]	Johnson Controls International plc	4.950%	7/2/64	925	835
[3]	Kansas City Southern	4.300%	5/15/43	1,065	918
[3]	Kansas City Southern	4.950%	8/15/45	956	894
	Kansas City Southern	4.700%	5/1/48	374	342
	Kansas City Southern	3.500%	5/1/50	1,330	1,003
	Kansas City Southern	4.200%	11/15/69	571	455
	L3Harris Technologies Inc.	4.854%	4/27/35	1,704	1,677
	L3Harris Technologies Inc.	5.054%	4/27/45	730	694
	Lockheed Martin Corp.	3.600%	3/1/35	958	893
	Lockheed Martin Corp.	4.500%	5/15/36	1,700	1,682
[3]	Lockheed Martin Corp.	6.150%	9/1/36	1,570	1,785
	Lockheed Martin Corp.	5.720%	6/1/40	1,504	1,658
	Lockheed Martin Corp.	4.070%	12/15/42	1,549	1,413
	Lockheed Martin Corp.	3.800%	3/1/45	1,577	1,360
	Lockheed Martin Corp.	4.700%	5/15/46	1,697	1,675
	Lockheed Martin Corp.	4.090%	9/15/52	2,709	2,458
	Lockheed Martin Corp.	4.150%	6/15/53	2,600	2,366
	Lockheed Martin Corp.	5.700%	11/15/54	2,220	2,527
	Lockheed Martin Corp.	4.300%	6/15/62	621	563
	Lockheed Martin Corp.	5.900%	11/15/63	2,485	2,911
	Norfolk Southern Corp.	4.837%	10/1/41	1,306	1,228
	Norfolk Southern Corp.	3.950%	10/1/42	743	630
	Norfolk Southern Corp.	4.450%	6/15/45	1,307	1,149
	Norfolk Southern Corp.	4.650%	1/15/46	916	832
	Norfolk Southern Corp.	3.942%	11/1/47	1,283	1,050
	Norfolk Southern Corp.	4.150%	2/28/48	933	791
	Norfolk Southern Corp.	4.100%	5/15/49	975	813
	Norfolk Southern Corp.	3.400%	11/1/49	2,075	1,526
	Norfolk Southern Corp.	3.050%	5/15/50	2,165	1,503
	Norfolk Southern Corp.	4.050%	8/15/52	605	501
	Norfolk Southern Corp.	4.550%	6/1/53	1,600	1,438
	Norfolk Southern Corp.	3.155%	5/15/55	2,565	1,757
	Norfolk Southern Corp.	4.100%	5/15/21	1,185	838
	Northrop Grumman Corp.	5.150%	5/1/40	925	934
	Northrop Grumman Corp.	5.050%	11/15/40	895	895
	Northrop Grumman Corp.	4.750%	6/1/43	2,242	2,158
	Northrop Grumman Corp.	3.850%	4/15/45	801	669
	Northrop Grumman Corp.	4.030%	10/15/47	2,407	2,094
	Northrop Grumman Corp.	5.250%	5/1/50	2,597	2,686
	Northrop Grumman Corp.	4.950%	3/15/53	1,862	1,854
	Otis Worldwide Corp.	3.112%	2/15/40	1,536	1,191
	Otis Worldwide Corp.	3.362%	2/15/50	1,636	1,217
[3]	Parker-Hannifin Corp.	4.200%	11/21/34	991	941
[3]	Parker-Hannifin Corp.	6.250%	5/15/38	639	709
[3]	Parker-Hannifin Corp.	4.450%	11/21/44	1,174	1,085
	Parker-Hannifin Corp.	4.100%	3/1/47	1,053	914
	Parker-Hannifin Corp.	4.000%	6/14/49	1,919	1,636
	Precision Castparts Corp.	3.900%	1/15/43	1,010	887
	Precision Castparts Corp.	4.375%	6/15/45	623	575
	Raytheon Technologies Corp.	6.050%	6/1/36	947	1,041
	Raytheon Technologies Corp.	6.125%	7/15/38	1,773	1,968

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raytheon Technologies Corp.	4.450%	11/16/38	1,350	1,281
	Raytheon Technologies Corp.	4.875%	10/15/40	1,080	1,049
	Raytheon Technologies Corp.	4.700%	12/15/41	853	813
	Raytheon Technologies Corp.	4.500%	6/1/42	7,462	7,061
	Raytheon Technologies Corp.	4.800%	12/15/43	1,595	1,530
	Raytheon Technologies Corp.	4.150%	5/15/45	1,457	1,275
	Raytheon Technologies Corp.	3.750%	11/1/46	1,871	1,548
	Raytheon Technologies Corp.	4.350%	4/15/47	2,153	1,945
	Raytheon Technologies Corp.	4.050%	5/4/47	1,711	1,484
	Raytheon Technologies Corp.	4.625%	11/16/48	4,022	3,826
	Raytheon Technologies Corp.	3.125%	7/1/50	1,941	1,432
	Raytheon Technologies Corp.	2.820%	9/1/51	1,620	1,118
	Raytheon Technologies Corp.	5.375%	2/27/53	2,625	2,764
[5]	Regal Rexnord Corp.	6.400%	4/15/33	2,400	2,404
	Republic Services Inc.	5.000%	4/1/34	900	915
	Republic Services Inc.	6.200%	3/1/40	740	818
	Republic Services Inc.	5.700%	5/15/41	830	892
	Republic Services Inc.	3.050%	3/1/50	725	524
	Rockwell Automation Inc.	4.200%	3/1/49	1,235	1,119
	Rockwell Automation Inc.	2.800%	8/15/61	809	523
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	1,229	1,285
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	670	604
	Tyco Electronics Group SA	7.125%	10/1/37	1,105	1,310
	Union Pacific Corp.	4.500%	1/20/33	100	100
	Union Pacific Corp.	3.375%	2/1/35	1,463	1,280
	Union Pacific Corp.	2.891%	4/6/36	1,410	1,161
	Union Pacific Corp.	3.600%	9/15/37	1,008	885
[3]	Union Pacific Corp.	3.550%	8/15/39	895	762
	Union Pacific Corp.	3.200%	5/20/41	2,626	2,121
	Union Pacific Corp.	4.050%	3/1/46	1,025	876
	Union Pacific Corp.	3.350%	8/15/46	2,160	1,638
	Union Pacific Corp.	4.000%	4/15/47	1,100	956
	Union Pacific Corp.	3.250%	2/5/50	2,270	1,727
	Union Pacific Corp.	2.950%	3/10/52	2,063	1,464
	Union Pacific Corp.	4.950%	9/9/52	1,860	1,887
	Union Pacific Corp.	3.500%	2/14/53	1,565	1,235
	Union Pacific Corp.	3.875%	2/1/55	1,805	1,486
	Union Pacific Corp.	3.950%	8/15/59	950	776
	Union Pacific Corp.	3.839%	3/20/60	2,275	1,836
	Union Pacific Corp.	3.550%	5/20/61	992	752
	Union Pacific Corp.	2.973%	9/16/62	5,030	3,338
	Union Pacific Corp.	5.150%	1/20/63	1,207	1,223
	Union Pacific Corp.	3.750%	2/5/70	855	652
	Union Pacific Corp.	3.799%	4/6/71	3,071	2,372
	Union Pacific Corp.	3.850%	2/14/72	1,105	875
	United Parcel Service Inc.	4.875%	3/3/33	1,500	1,537
	United Parcel Service Inc.	6.200%	1/15/38	2,247	2,561
	United Parcel Service Inc.	5.200%	4/1/40	1,252	1,306
	United Parcel Service Inc.	4.875%	11/15/40	1,470	1,474
	United Parcel Service Inc.	3.625%	10/1/42	702	600
	United Parcel Service Inc.	3.400%	11/15/46	580	462
	United Parcel Service Inc.	3.750%	11/15/47	3,304	2,829
	United Parcel Service Inc.	4.250%	3/15/49	2,175	2,002
	United Parcel Service Inc.	3.400%	9/1/49	1,491	1,205
	United Parcel Service Inc.	5.300%	4/1/50	1,315	1,412
	United Parcel Service Inc.	5.050%	3/3/53	1,750	1,799
	Valmont Industries Inc.	5.000%	10/1/44	809	727
	Valmont Industries Inc.	5.250%	10/1/54	549	498

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Waste Connections Inc.	3.050%	4/1/50	1,690	1,188
Waste Connections Inc.	2.950%	1/15/52	1,716	1,190
Waste Management Inc.	2.950%	6/1/41	2,060	1,569
Waste Management Inc.	4.150%	7/15/49	1,225	1,102
Waste Management Inc.	2.500%	11/15/50	1,230	792
WW Grainger Inc.	4.600%	6/15/45	705	673
WW Grainger Inc.	3.750%	5/15/46	1,299	1,075
WW Grainger Inc.	4.200%	5/15/47	966	858
Xylem Inc.	4.375%	11/1/46	925	808
				336,043
Materials (1.7%)
Air Products and Chemicals Inc.	2.700%	5/15/40	890	680
Air Products and Chemicals Inc.	2.800%	5/15/50	1,420	1,020
Albemarle Corp.	5.450%	12/1/44	1,050	1,003
Albemarle Corp.	5.650%	6/1/52	1,000	956
ArcelorMittal SA	7.000%	10/15/39	1,250	1,316
ArcelorMittal SA	6.750%	3/1/41	760	770
Barrick Gold Corp.	6.450%	10/15/35	971	1,057
Barrick North America Finance LLC	5.700%	5/30/41	1,455	1,529
Barrick North America Finance LLC	5.750%	5/1/43	1,721	1,822
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	2,110	2,264
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,995	1,807
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	5,553	5,616
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	700	612
CF Industries Inc.	5.150%	3/15/34	1,150	1,103
CF Industries Inc.	4.950%	6/1/43	2,100	1,797
CF Industries Inc.	5.375%	3/15/44	850	768
Dow Chemical Co.	4.250%	10/1/34	1,603	1,491
Dow Chemical Co.	9.400%	5/15/39	272	365
Dow Chemical Co.	5.250%	11/15/41	1,988	1,930
Dow Chemical Co.	4.375%	11/15/42	2,041	1,769
Dow Chemical Co.	4.625%	10/1/44	788	704
Dow Chemical Co.	5.550%	11/30/48	2,560	2,522
Dow Chemical Co.	4.800%	5/15/49	860	763
Dow Chemical Co.	3.600%	11/15/50	2,370	1,772
Dow Chemical Co.	6.900%	5/15/53	1,525	1,765
DuPont de Nemours Inc.	5.319%	11/15/38	2,226	2,241
DuPont de Nemours Inc.	5.419%	11/15/48	3,243	3,245
Eastman Chemical Co.	4.800%	9/1/42	1,825	1,634
Eastman Chemical Co.	4.650%	10/15/44	754	653
Ecolab Inc.	2.125%	8/15/50	1,100	663
Ecolab Inc.	2.700%	12/15/51	2,010	1,335
Ecolab Inc.	2.750%	8/18/55	1,879	1,204
FMC Corp.	4.500%	10/1/49	1,095	915
Freeport-McMoRan Inc.	5.400%	11/14/34	1,910	1,874
Freeport-McMoRan Inc.	5.450%	3/15/43	3,204	2,998
International Flavors & Fragrances Inc.	4.375%	6/1/47	1,390	1,089
International Flavors & Fragrances Inc.	5.000%	9/26/48	690	589
International Paper Co.	5.000%	9/15/35	1,955	1,913
International Paper Co.	6.000%	11/15/41	855	890
International Paper Co.	4.800%	6/15/44	1,792	1,642
International Paper Co.	4.400%	8/15/47	1,500	1,303
International Paper Co.	4.350%	8/15/48	1,300	1,128
Linde Inc.	3.550%	11/7/42	1,778	1,480
Linde Inc.	2.000%	8/10/50	400	237
Lubrizol Corp.	6.500%	10/1/34	640	769
LYB International Finance BV	5.250%	7/15/43	1,715	1,578
LYB International Finance BV	4.875%	3/15/44	1,181	1,045

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LYB International Finance III LLC	3.375%	10/1/40	1,615	1,196
	LYB International Finance III LLC	4.200%	10/15/49	1,962	1,533
	LYB International Finance III LLC	4.200%	5/1/50	1,415	1,110
	LYB International Finance III LLC	3.625%	4/1/51	1,280	910
	LYB International Finance III LLC	3.800%	10/1/60	1,535	1,056
	LyondellBasell Industries NV	4.625%	2/26/55	1,932	1,579
	Martin Marietta Materials Inc.	3.200%	7/15/51	1,960	1,386
	Mosaic Co.	5.450%	11/15/33	1,506	1,514
	Mosaic Co.	4.875%	11/15/41	642	576
	Mosaic Co.	5.625%	11/15/43	1,423	1,386
[3]	Newmont Corp.	5.875%	4/1/35	1,247	1,316
	Newmont Corp.	6.250%	10/1/39	1,690	1,846
	Newmont Corp.	4.875%	3/15/42	2,041	1,952
	Newmont Corp.	5.450%	6/9/44	850	845
	Nucor Corp.	2.979%	12/15/55	3,630	2,431
	Nutrien Ltd.	4.125%	3/15/35	1,538	1,380
	Nutrien Ltd.	5.875%	12/1/36	1,325	1,383
	Nutrien Ltd.	5.625%	12/1/40	1,130	1,127
	Nutrien Ltd.	4.900%	6/1/43	1,425	1,313
	Nutrien Ltd.	5.250%	1/15/45	1,070	1,021
	Nutrien Ltd.	5.000%	4/1/49	1,825	1,693
	Nutrien Ltd.	5.800%	3/27/53	500	516
	Packaging Corp. of America	4.050%	12/15/49	830	680
	Packaging Corp. of America	3.050%	10/1/51	939	640
	Rio Tinto Alcan Inc.	5.750%	6/1/35	1,398	1,487
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,256	2,318
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	2,300	1,590
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,520	1,476
	Rio Tinto Finance USA plc	4.125%	8/21/42	1,221	1,097
	Rio Tinto Finance USA plc	5.125%	3/9/53	2,000	2,060
	RPM International Inc.	5.250%	6/1/45	400	365
	RPM International Inc.	4.250%	1/15/48	765	593
	Sherwin-Williams Co.	4.550%	8/1/45	1,196	1,050
	Sherwin-Williams Co.	4.500%	6/1/47	2,048	1,809
	Sherwin-Williams Co.	3.800%	8/15/49	2,400	1,867
	Sherwin-Williams Co.	3.300%	5/15/50	810	574
	Sherwin-Williams Co.	2.900%	3/15/52	485	312
	Southern Copper Corp.	7.500%	7/27/35	1,770	2,067
	Southern Copper Corp.	6.750%	4/16/40	1,820	2,037
	Southern Copper Corp.	5.250%	11/8/42	2,568	2,467
	Southern Copper Corp.	5.875%	4/23/45	2,765	2,879
	Steel Dynamics Inc.	3.250%	10/15/50	800	559
	Teck Resources Ltd.	6.000%	8/15/40	894	903
	Teck Resources Ltd.	5.200%	3/1/42	1,240	1,134
	Teck Resources Ltd.	5.400%	2/1/43	530	495
	Vale Overseas Ltd.	8.250%	1/17/34	1,008	1,176
	Vale Overseas Ltd.	6.875%	11/21/36	2,625	2,740
	Vale Overseas Ltd.	6.875%	11/10/39	2,850	2,962
	Vale SA	5.625%	9/11/42	500	492
	Vulcan Materials Co.	4.500%	6/15/47	1,910	1,699
	Westlake Corp.	2.875%	8/15/41	540	365
	Westlake Corp.	5.000%	8/15/46	1,630	1,419
	Westlake Corp.	4.375%	11/15/47	1,230	987
	Westlake Corp.	3.125%	8/15/51	784	500
	Westlake Corp.	3.375%	8/15/61	875	541
	WRKCo Inc.	3.000%	6/15/33	1,820	1,493
					141,528

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Real Estate (0.6%)
	Agree LP	2.600%	6/15/33	775	609
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	2,834	2,266
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	530	497
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	575	499
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,670	1,258
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	1,190	731
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	2,410	1,684
	American Homes 4 Rent LP	4.300%	4/15/52	677	532
	American Tower Corp.	3.700%	10/15/49	1,040	754
	American Tower Corp.	3.100%	6/15/50	1,909	1,253
	American Tower Corp.	2.950%	1/15/51	1,940	1,244
[3]	AvalonBay Communities Inc.	3.900%	10/15/46	740	582
[3]	AvalonBay Communities Inc.	4.150%	7/1/47	525	432
	Camden Property Trust	3.350%	11/1/49	685	505
	Corporate Office Properties LP	2.900%	12/1/33	1,374	956
	Crown Castle Inc.	2.900%	4/1/41	2,497	1,780
	Crown Castle Inc.	4.750%	5/15/47	428	374
	Crown Castle Inc.	5.200%	2/15/49	1,308	1,212
	Crown Castle Inc.	4.000%	11/15/49	690	536
	Crown Castle Inc.	4.150%	7/1/50	775	620
	Crown Castle Inc.	3.250%	1/15/51	1,785	1,230
	Equinix Inc.	3.000%	7/15/50	1,121	737
	Equinix Inc.	2.950%	9/15/51	1,468	938
	Equinix Inc.	3.400%	2/15/52	605	425
	ERP Operating LP	4.500%	7/1/44	880	770
	ERP Operating LP	4.000%	8/1/47	700	561
	Essex Portfolio LP	4.500%	3/15/48	596	493
	Essex Portfolio LP	2.650%	9/1/50	624	371
	Federal Realty Investment Trust	4.500%	12/1/44	970	789
	Healthpeak OP LLC	6.750%	2/1/41	880	932
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	1,100	844
	Kilroy Realty LP	2.650%	11/15/33	900	559
	Kimco Realty OP LLC	4.250%	4/1/45	255	200
	Kimco Realty OP LLC	4.125%	12/1/46	750	570
	Kimco Realty OP LLC	4.450%	9/1/47	680	545
	Kimco Realty OP LLC	3.700%	10/1/49	685	495
	Mid-America Apartments LP	2.875%	9/15/51	720	469
	National Retail Properties Inc.	3.500%	4/15/51	1,455	1,000
	National Retail Properties Inc.	3.000%	4/15/52	1,211	757
	Omega Healthcare Investors Inc.	3.250%	4/15/33	965	705
	Prologis LP	4.375%	9/15/48	773	677
	Prologis LP	3.050%	3/1/50	1,260	873
	Prologis LP	3.000%	4/15/50	1,350	932
	Prologis LP	2.125%	10/15/50	1,410	798
	Prologis LP	5.250%	6/15/53	600	598
	Realty Income Corp.	1.800%	3/15/33	842	625
	Realty Income Corp.	4.650%	3/15/47	1,156	1,058
	Regency Centers LP	4.400%	2/1/47	680	558
	Regency Centers LP	4.650%	3/15/49	589	502
	Simon Property Group LP	6.750%	2/1/40	1,277	1,421
	Simon Property Group LP	4.750%	3/15/42	1,135	1,001
	Simon Property Group LP	4.250%	10/1/44	646	524
	Simon Property Group LP	4.250%	11/30/46	1,895	1,567
	Simon Property Group LP	3.250%	9/13/49	1,765	1,196
	Simon Property Group LP	3.800%	7/15/50	940	698
	Simon Property Group LP	5.850%	3/8/53	889	885
[3]	UDR Inc.	1.900%	3/15/33	640	479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UDR Inc.	3.100%	11/1/34	775	633
	Ventas Realty LP	5.700%	9/30/43	450	435
	Ventas Realty LP	4.875%	4/15/49	900	781
	VICI Properties LP	5.625%	5/15/52	1,490	1,342
	Welltower OP LLC	6.500%	3/15/41	925	964
	Welltower OP LLC	4.950%	9/1/48	1,095	942
	Weyerhaeuser Co.	4.000%	3/9/52	900	734
	WP Carey Inc.	2.250%	4/1/33	828	632
					52,569
Technology (4.4%)
	Analog Devices Inc.	2.800%	10/1/41	1,695	1,295
	Analog Devices Inc.	2.950%	10/1/51	2,045	1,498
	Apple Inc.	4.500%	2/23/36	1,500	1,550
	Apple Inc.	2.375%	2/8/41	2,430	1,821
	Apple Inc.	3.850%	5/4/43	6,353	5,787
	Apple Inc.	4.450%	5/6/44	2,200	2,201
	Apple Inc.	3.450%	2/9/45	4,355	3,741
	Apple Inc.	4.375%	5/13/45	3,759	3,647
	Apple Inc.	4.650%	2/23/46	5,841	5,860
	Apple Inc.	3.850%	8/4/46	5,052	4,506
	Apple Inc.	3.750%	9/12/47	2,424	2,118
	Apple Inc.	3.750%	11/13/47	2,461	2,153
	Apple Inc.	2.950%	9/11/49	3,621	2,736
	Apple Inc.	2.650%	5/11/50	1,629	1,151
	Apple Inc.	2.400%	8/20/50	2,555	1,708
	Apple Inc.	2.650%	2/8/51	6,995	4,905
	Apple Inc.	2.700%	8/5/51	4,066	2,863
	Apple Inc.	3.950%	8/8/52	3,095	2,774
	Apple Inc.	2.550%	8/20/60	4,318	2,862
	Apple Inc.	2.800%	2/8/61	4,457	3,036
	Apple Inc.	2.850%	8/5/61	2,649	1,827
	Applied Materials Inc.	5.100%	10/1/35	1,620	1,688
	Applied Materials Inc.	5.850%	6/15/41	1,580	1,751
	Applied Materials Inc.	4.350%	4/1/47	648	607
	Applied Materials Inc.	2.750%	6/1/50	1,710	1,224
[5]	Broadcom Inc.	3.419%	4/15/33	5,066	4,238
[5]	Broadcom Inc.	3.469%	4/15/34	5,105	4,195
[5]	Broadcom Inc.	3.137%	11/15/35	7,365	5,676
[5]	Broadcom Inc.	3.187%	11/15/36	4,630	3,509
[5]	Broadcom Inc.	4.926%	5/15/37	4,455	4,042
[5]	Broadcom Inc.	3.500%	2/15/41	5,870	4,423
[5]	Broadcom Inc.	3.750%	2/15/51	3,330	2,459
	Cisco Systems Inc.	5.900%	2/15/39	4,452	5,025
	Cisco Systems Inc.	5.500%	1/15/40	2,840	3,102
	Corning Inc.	4.700%	3/15/37	1,150	1,113
	Corning Inc.	5.750%	8/15/40	1,013	1,061
	Corning Inc.	4.750%	3/15/42	350	328
	Corning Inc.	5.350%	11/15/48	1,771	1,765
	Corning Inc.	3.900%	11/15/49	610	471
	Corning Inc.	4.375%	11/15/57	1,265	1,076
	Corning Inc.	5.850%	11/15/68	496	494
	Corning Inc.	5.450%	11/15/79	1,434	1,319
	Dell International LLC	8.100%	7/15/36	1,816	2,111
[5]	Dell International LLC	3.375%	12/15/41	2,575	1,802
	Dell International LLC	8.350%	7/15/46	1,804	2,195
[5]	Dell International LLC	3.450%	12/15/51	2,370	1,544
	Fidelity National Information Services Inc.	3.100%	3/1/41	1,815	1,269
	Fidelity National Information Services Inc.	4.500%	8/15/46	366	303

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Fidelity National Information Services Inc.	5.625%	7/15/52	800	767
Fiserv Inc.	4.400%	7/1/49	3,995	3,398
Global Payments Inc.	4.150%	8/15/49	2,212	1,653
Global Payments Inc.	5.950%	8/15/52	550	525
Hewlett Packard Enterprise Co.	6.350%	10/15/45	3,891	4,092
HP Inc.	6.000%	9/15/41	2,587	2,649
Intel Corp.	4.600%	3/25/40	1,770	1,662
Intel Corp.	2.800%	8/12/41	1,700	1,236
Intel Corp.	4.250%	12/15/42	1,125	988
Intel Corp.	5.625%	2/10/43	1,200	1,229
Intel Corp.	4.900%	7/29/45	2,450	2,468
Intel Corp.	4.100%	5/19/46	3,660	3,117
Intel Corp.	4.100%	5/11/47	1,220	1,033
Intel Corp.	3.734%	12/8/47	4,297	3,413
Intel Corp.	3.250%	11/15/49	4,160	2,962
Intel Corp.	4.750%	3/25/50	1,590	1,455
Intel Corp.	3.050%	8/12/51	3,865	2,641
Intel Corp.	4.900%	8/5/52	3,485	3,245
Intel Corp.	5.700%	2/10/53	4,381	4,463
Intel Corp.	3.100%	2/15/60	1,905	1,253
Intel Corp.	3.200%	8/12/61	1,045	691
Intel Corp.	5.050%	8/5/62	2,775	2,570
Intel Corp.	5.900%	2/10/63	2,345	2,411
International Business Machines Corp.	4.150%	5/15/39	3,708	3,285
International Business Machines Corp.	5.600%	11/30/39	1,820	1,880
International Business Machines Corp.	2.850%	5/15/40	1,095	805
International Business Machines Corp.	4.000%	6/20/42	2,240	1,911
International Business Machines Corp.	4.250%	5/15/49	5,958	5,104
International Business Machines Corp.	2.950%	5/15/50	1,635	1,107
International Business Machines Corp.	3.430%	2/9/52	1,280	932
International Business Machines Corp.	5.100%	2/6/53	3,125	2,986
Juniper Networks Inc.	5.950%	3/15/41	995	1,007
KLA Corp.	5.000%	3/15/49	715	700
KLA Corp.	3.300%	3/1/50	825	631
KLA Corp.	4.950%	7/15/52	3,030	3,002
KLA Corp.	5.250%	7/15/62	1,435	1,451
Kyndryl Holdings Inc.	4.100%	10/15/41	865	579
Lam Research Corp.	4.875%	3/15/49	1,405	1,390
Lam Research Corp.	2.875%	6/15/50	1,909	1,346
Lam Research Corp.	3.125%	6/15/60	420	289
Micron Technology Inc.	3.366%	11/1/41	1,235	875
Micron Technology Inc.	3.477%	11/1/51	565	368
Microsoft Corp.	3.500%	2/12/35	3,830	3,634
Microsoft Corp.	4.200%	11/3/35	660	667
Microsoft Corp.	3.450%	8/8/36	6,565	6,078
Microsoft Corp.	4.100%	2/6/37	2,417	2,396
Microsoft Corp.	4.500%	10/1/40	2,160	2,202
Microsoft Corp.	5.300%	2/8/41	433	481
Microsoft Corp.	3.700%	8/8/46	6,920	6,276
Microsoft Corp.	2.525%	6/1/50	9,913	6,981
Microsoft Corp.	2.921%	3/17/52	13,191	9,996
Microsoft Corp.	3.950%	8/8/56	355	324
Microsoft Corp.	2.675%	6/1/60	7,442	5,140
Microsoft Corp.	3.041%	3/17/62	5,113	3,835
Moody's Corp.	2.750%	8/19/41	1,400	1,005
Moody's Corp.	5.250%	7/15/44	1,650	1,627
Moody's Corp.	3.250%	5/20/50	871	635
Moody's Corp.	3.750%	2/25/52	925	737

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Moody's Corp.	3.100%	11/29/61	425	281
	Nokia OYJ	6.625%	5/15/39	940	939
	NVIDIA Corp.	3.500%	4/1/40	1,839	1,577
	NVIDIA Corp.	3.500%	4/1/50	3,287	2,693
	NVIDIA Corp.	3.700%	4/1/60	1,127	903
	NXP BV	3.250%	5/11/41	1,420	1,032
	NXP BV	3.125%	2/15/42	1,615	1,149
	NXP BV	3.250%	11/30/51	950	635
	Oracle Corp.	4.300%	7/8/34	3,776	3,451
	Oracle Corp.	3.900%	5/15/35	2,711	2,370
	Oracle Corp.	3.850%	7/15/36	3,045	2,589
	Oracle Corp.	3.800%	11/15/37	3,331	2,771
	Oracle Corp.	6.500%	4/15/38	768	832
	Oracle Corp.	6.125%	7/8/39	1,299	1,354
	Oracle Corp.	3.600%	4/1/40	5,735	4,444
	Oracle Corp.	5.375%	7/15/40	4,934	4,723
	Oracle Corp.	3.650%	3/25/41	4,710	3,647
	Oracle Corp.	4.125%	5/15/45	4,650	3,659
	Oracle Corp.	4.000%	7/15/46	7,990	6,112
	Oracle Corp.	4.000%	11/15/47	1,805	1,378
	Oracle Corp.	3.600%	4/1/50	9,816	6,953
	Oracle Corp.	3.950%	3/25/51	6,028	4,528
	Oracle Corp.	6.900%	11/9/52	4,300	4,820
	Oracle Corp.	5.550%	2/6/53	4,390	4,178
	Oracle Corp.	4.375%	5/15/55	2,758	2,179
	Oracle Corp.	3.850%	4/1/60	4,821	3,364
	Oracle Corp.	4.100%	3/25/61	3,555	2,609
	PayPal Holdings Inc.	3.250%	6/1/50	2,275	1,663
	PayPal Holdings Inc.	5.050%	6/1/52	1,315	1,265
	PayPal Holdings Inc.	5.250%	6/1/62	1,000	968
	QUALCOMM Inc.	4.650%	5/20/35	2,218	2,244
	QUALCOMM Inc.	4.800%	5/20/45	3,714	3,697
	QUALCOMM Inc.	4.300%	5/20/47	3,404	3,151
	QUALCOMM Inc.	4.500%	5/20/52	2,090	1,944
	QUALCOMM Inc.	6.000%	5/20/53	2,130	2,421
	S&P Global Inc.	3.250%	12/1/49	1,507	1,141
	S&P Global Inc.	3.700%	3/1/52	1,125	924
	S&P Global Inc.	2.300%	8/15/60	1,930	1,117
	S&P Global Inc.	3.900%	3/1/62	810	674
	Salesforce Inc.	2.700%	7/15/41	1,620	1,215
	Salesforce Inc.	2.900%	7/15/51	3,206	2,276
	Salesforce Inc.	3.050%	7/15/61	3,830	2,626
	Texas Instruments Inc.	3.875%	3/15/39	1,799	1,640
	Texas Instruments Inc.	4.150%	5/15/48	2,988	2,778
	Texas Instruments Inc.	2.700%	9/15/51	1,122	804
	Texas Instruments Inc.	5.000%	3/14/53	1,750	1,823
	TSMC Arizona Corp.	3.125%	10/25/41	1,995	1,608
	TSMC Arizona Corp.	3.250%	10/25/51	1,750	1,365
	TSMC Arizona Corp.	4.500%	4/22/52	2,050	1,991
	Verisk Analytics Inc.	5.500%	6/15/45	868	847
	Verisk Analytics Inc.	3.625%	5/15/50	1,025	746
					366,510
Utilities (6.0%)
[3]	AEP Texas Inc.	4.150%	5/1/49	690	572
[3]	AEP Texas Inc.	3.450%	1/15/50	1,195	880
	AEP Texas Inc.	3.450%	5/15/51	838	614
	AEP Texas Inc.	5.250%	5/15/52	1,025	1,000
	AEP Transmission Co. LLC	4.000%	12/1/46	843	720

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AEP Transmission Co. LLC	3.750%	12/1/47	1,120	925
	AEP Transmission Co. LLC	4.250%	9/15/48	979	860
	AEP Transmission Co. LLC	3.800%	6/15/49	650	537
	AEP Transmission Co. LLC	3.150%	9/15/49	570	414
[3]	AEP Transmission Co. LLC	3.650%	4/1/50	1,430	1,135
[3]	AEP Transmission Co. LLC	2.750%	8/15/51	825	545
[3]	AEP Transmission Co. LLC	4.500%	6/15/52	1,012	925
	AEP Transmission Co. LLC	5.400%	3/15/53	1,300	1,354
	Alabama Power Co.	6.125%	5/15/38	660	712
	Alabama Power Co.	6.000%	3/1/39	891	953
	Alabama Power Co.	3.850%	12/1/42	609	510
	Alabama Power Co.	4.150%	8/15/44	757	648
	Alabama Power Co.	3.750%	3/1/45	1,277	1,029
	Alabama Power Co.	4.300%	1/2/46	1,341	1,164
[3]	Alabama Power Co.	3.700%	12/1/47	1,155	918
[3]	Alabama Power Co.	4.300%	7/15/48	891	772
	Alabama Power Co.	3.450%	10/1/49	934	700
	Alabama Power Co.	3.125%	7/15/51	1,067	755
	Alabama Power Co.	3.000%	3/15/52	1,275	877
	Ameren Illinois Co.	4.150%	3/15/46	992	854
	Ameren Illinois Co.	3.700%	12/1/47	1,045	859
	Ameren Illinois Co.	4.500%	3/15/49	1,219	1,136
	Ameren Illinois Co.	3.250%	3/15/50	811	605
	Ameren Illinois Co.	2.900%	6/15/51	644	442
	Ameren Illinois Co.	5.900%	12/1/52	625	699
	American Electric Power Co. Inc.	3.250%	3/1/50	960	669
	American Water Capital Corp.	6.593%	10/15/37	1,354	1,535
	American Water Capital Corp.	4.300%	12/1/42	1,035	923
	American Water Capital Corp.	4.300%	9/1/45	725	630
	American Water Capital Corp.	3.750%	9/1/47	1,446	1,165
	American Water Capital Corp.	4.200%	9/1/48	873	747
	American Water Capital Corp.	4.150%	6/1/49	545	466
	American Water Capital Corp.	3.450%	5/1/50	2,099	1,598
	American Water Capital Corp.	3.250%	6/1/51	1,410	1,034
	Appalachian Power Co.	7.000%	4/1/38	1,223	1,417
	Appalachian Power Co.	4.400%	5/15/44	708	609
	Appalachian Power Co.	4.450%	6/1/45	718	613
[3]	Appalachian Power Co.	4.500%	3/1/49	846	730
[3]	Appalachian Power Co.	3.700%	5/1/50	1,220	937
	Arizona Public Service Co.	5.050%	9/1/41	577	535
	Arizona Public Service Co.	4.500%	4/1/42	825	721
	Arizona Public Service Co.	4.350%	11/15/45	1,005	831
	Arizona Public Service Co.	3.750%	5/15/46	1,260	965
	Arizona Public Service Co.	4.200%	8/15/48	850	690
	Arizona Public Service Co.	4.250%	3/1/49	632	518
	Arizona Public Service Co.	3.500%	12/1/49	594	429
	Atmos Energy Corp.	5.500%	6/15/41	950	959
	Atmos Energy Corp.	4.150%	1/15/43	1,250	1,111
	Atmos Energy Corp.	4.125%	10/15/44	592	515
	Atmos Energy Corp.	4.300%	10/1/48	575	510
	Atmos Energy Corp.	4.125%	3/15/49	904	777
	Atmos Energy Corp.	3.375%	9/15/49	1,985	1,513
	Atmos Energy Corp.	2.850%	2/15/52	1,175	798
	Atmos Energy Corp.	5.750%	10/15/52	1,035	1,126
	Avista Corp.	4.350%	6/1/48	668	598
	Avista Corp.	4.000%	4/1/52	702	594
	Baltimore Gas & Electric Co.	6.350%	10/1/36	720	803
	Baltimore Gas & Electric Co.	3.500%	8/15/46	1,068	824

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Baltimore Gas & Electric Co.	3.750%	8/15/47	536	432
	Baltimore Gas & Electric Co.	4.250%	9/15/48	695	603
	Baltimore Gas & Electric Co.	3.200%	9/15/49	990	732
	Baltimore Gas & Electric Co.	2.900%	6/15/50	291	201
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	3,214	3,544
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,249	1,348
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,258	1,239
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	1,306	1,169
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	1,556	1,257
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	2,748	2,467
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	2,147	1,852
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	630	433
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	2,061	1,885
	Black Hills Corp.	4.350%	5/1/33	915	840
	Black Hills Corp.	4.200%	9/15/46	1,045	834
[3]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	570	664
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	695	570
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	824	762
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	1,562	1,318
[3]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	1,931	1,716
[3]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	1,600	1,216
[3]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	700	556
[3]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	407	396
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	700	722
	CenterPoint Energy Inc.	3.700%	9/1/49	888	678
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	537	555
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	607	637
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	625	529
	Cleco Corporate Holdings LLC	4.973%	5/1/46	883	772
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	538	552
	CMS Energy Corp.	4.875%	3/1/44	540	496
	Commonwealth Edison Co.	5.900%	3/15/36	925	994
	Commonwealth Edison Co.	6.450%	1/15/38	1,250	1,448
	Commonwealth Edison Co.	4.600%	8/15/43	1,165	1,086
	Commonwealth Edison Co.	4.700%	1/15/44	1,650	1,554
	Commonwealth Edison Co.	3.700%	3/1/45	1,060	852
	Commonwealth Edison Co.	3.650%	6/15/46	2,100	1,659
[3]	Commonwealth Edison Co.	3.750%	8/15/47	738	601
	Commonwealth Edison Co.	4.000%	3/1/48	1,676	1,426
	Commonwealth Edison Co.	4.000%	3/1/49	1,400	1,174
[3]	Commonwealth Edison Co.	3.200%	11/15/49	1,162	850
	Commonwealth Edison Co.	3.000%	3/1/50	688	487
[3]	Commonwealth Edison Co.	3.125%	3/15/51	1,055	758
[3]	Commonwealth Edison Co.	2.750%	9/1/51	570	379
	Commonwealth Edison Co.	5.300%	2/1/53	1,270	1,314
	Connecticut Light & Power Co.	4.300%	4/15/44	367	327
	Connecticut Light & Power Co.	4.000%	4/1/48	1,865	1,606
	Connecticut Light & Power Co.	5.250%	1/15/53	1,200	1,239
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	792	817
[3]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	1,370	1,391
[3]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	770	811
[3]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,495	1,678
[3]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	985	1,136
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,140	1,153
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	665	685
[3]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	1,185	1,032
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	1,158	974
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,246	1,114

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	1,149	1,029
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,225	989
[3]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,212	988
[3]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,180	1,077
[3]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	2,020	1,707
[3]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,105	919
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	1,068	769
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	1,246	1,404
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,251	1,116
[3]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,150	966
[3]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	950	768
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	1,765	1,528
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	435	327
[3]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	730	479
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	1,150	870
	Constellation Energy Generation LLC	5.800%	3/1/33	382	395
	Constellation Energy Generation LLC	6.250%	10/1/39	1,200	1,268
	Constellation Energy Generation LLC	5.600%	6/15/42	1,911	1,883
	Consumers Energy Co.	4.625%	5/15/33	1,300	1,297
	Consumers Energy Co.	3.950%	5/15/43	865	740
	Consumers Energy Co.	3.250%	8/15/46	843	628
	Consumers Energy Co.	3.950%	7/15/47	627	532
	Consumers Energy Co.	4.050%	5/15/48	1,118	956
	Consumers Energy Co.	4.350%	4/15/49	981	891
	Consumers Energy Co.	3.750%	2/15/50	707	573
	Consumers Energy Co.	3.100%	8/15/50	760	547
	Consumers Energy Co.	3.500%	8/1/51	1,121	873
	Consumers Energy Co.	2.650%	8/15/52	660	434
	Consumers Energy Co.	4.200%	9/1/52	1,010	885
	Consumers Energy Co.	2.500%	5/1/60	1,566	916
	Dayton Power & Light Co.	3.950%	6/15/49	815	649
	Delmarva Power & Light Co.	4.150%	5/15/45	713	605
[3]	Dominion Energy Inc.	6.300%	3/15/33	540	594
[3]	Dominion Energy Inc.	5.250%	8/1/33	1,500	1,512
[3]	Dominion Energy Inc.	5.950%	6/15/35	955	1,010
[3]	Dominion Energy Inc.	3.300%	4/15/41	1,204	927
[3]	Dominion Energy Inc.	4.900%	8/1/41	738	677
[3]	Dominion Energy Inc.	4.050%	9/15/42	840	676
	Dominion Energy Inc.	4.700%	12/1/44	987	881
[3]	Dominion Energy Inc.	4.600%	3/15/49	580	507
[3]	Dominion Energy Inc.	4.850%	8/15/52	1,464	1,324
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	931	974
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	985	1,086
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	990	1,009
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	745	688
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	456	456
	DTE Electric Co.	5.200%	4/1/33	950	981
[3]	DTE Electric Co.	4.000%	4/1/43	640	551
	DTE Electric Co.	4.300%	7/1/44	510	453
	DTE Electric Co.	3.700%	3/15/45	515	419
	DTE Electric Co.	3.700%	6/1/46	1,585	1,263
	DTE Electric Co.	3.750%	8/15/47	712	578
[3]	DTE Electric Co.	4.050%	5/15/48	1,230	1,054
	DTE Electric Co.	3.950%	3/1/49	695	585
	DTE Electric Co.	2.950%	3/1/50	982	690
[3]	DTE Electric Co.	3.250%	4/1/51	1,348	1,000
	DTE Electric Co.	5.400%	4/1/53	1,135	1,190
	Duke Energy Carolinas LLC	6.100%	6/1/37	957	1,037

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Carolinas LLC	6.000%	1/15/38	595	642
	Duke Energy Carolinas LLC	6.050%	4/15/38	531	580
	Duke Energy Carolinas LLC	5.300%	2/15/40	1,473	1,517
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,275	1,139
	Duke Energy Carolinas LLC	4.000%	9/30/42	1,155	988
	Duke Energy Carolinas LLC	3.750%	6/1/45	600	488
	Duke Energy Carolinas LLC	3.875%	3/15/46	1,063	870
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,165	932
	Duke Energy Carolinas LLC	3.950%	3/15/48	2,360	1,970
	Duke Energy Carolinas LLC	3.200%	8/15/49	1,855	1,364
	Duke Energy Carolinas LLC	3.450%	4/15/51	1,280	970
	Duke Energy Carolinas LLC	5.350%	1/15/53	2,230	2,325
	Duke Energy Corp.	3.300%	6/15/41	1,596	1,204
	Duke Energy Corp.	3.750%	9/1/46	3,263	2,545
	Duke Energy Corp.	3.950%	8/15/47	1,068	846
	Duke Energy Corp.	4.200%	6/15/49	1,335	1,091
	Duke Energy Corp.	3.500%	6/15/51	1,650	1,212
	Duke Energy Corp.	5.000%	8/15/52	2,500	2,326
	Duke Energy Florida LLC	6.350%	9/15/37	949	1,059
	Duke Energy Florida LLC	6.400%	6/15/38	699	795
	Duke Energy Florida LLC	5.650%	4/1/40	1,154	1,208
	Duke Energy Florida LLC	3.400%	10/1/46	1,247	953
	Duke Energy Florida LLC	4.200%	7/15/48	814	711
	Duke Energy Florida LLC	3.000%	12/15/51	1,200	842
	Duke Energy Florida LLC	5.950%	11/15/52	935	1,042
	Duke Energy Indiana LLC	6.120%	10/15/35	876	943
	Duke Energy Indiana LLC	6.350%	8/15/38	883	1,014
[3]	Duke Energy Indiana LLC	4.900%	7/15/43	1,140	1,107
	Duke Energy Indiana LLC	3.750%	5/15/46	1,085	866
[3]	Duke Energy Indiana LLC	3.250%	10/1/49	2,006	1,469
	Duke Energy Indiana LLC	2.750%	4/1/50	325	215
	Duke Energy Ohio Inc.	3.700%	6/15/46	824	631
	Duke Energy Ohio Inc.	4.300%	2/1/49	526	448
	Duke Energy Ohio Inc.	5.650%	4/1/53	700	734
	Duke Energy Progress LLC	6.300%	4/1/38	1,176	1,319
	Duke Energy Progress LLC	4.100%	5/15/42	554	478
	Duke Energy Progress LLC	4.100%	3/15/43	920	795
	Duke Energy Progress LLC	4.150%	12/1/44	899	774
	Duke Energy Progress LLC	4.200%	8/15/45	1,919	1,651
	Duke Energy Progress LLC	3.700%	10/15/46	740	586
	Duke Energy Progress LLC	3.600%	9/15/47	890	691
	Duke Energy Progress LLC	2.500%	8/15/50	493	308
	Duke Energy Progress LLC	2.900%	8/15/51	1,325	904
	Duke Energy Progress LLC	4.000%	4/1/52	937	779
	Duke Energy Progress LLC	5.350%	3/15/53	1,000	1,030
	El Paso Electric Co.	6.000%	5/15/35	978	1,017
	El Paso Electric Co.	5.000%	12/1/44	540	494
	Emera US Finance LP	4.750%	6/15/46	2,457	1,999
	Entergy Arkansas LLC	4.200%	4/1/49	432	370
	Entergy Arkansas LLC	2.650%	6/15/51	1,030	665
	Entergy Arkansas LLC	3.350%	6/15/52	535	394
	Entergy Corp.	3.750%	6/15/50	1,490	1,128
	Entergy Louisiana LLC	4.000%	3/15/33	1,238	1,159
	Entergy Louisiana LLC	4.950%	1/15/45	1,491	1,382
	Entergy Louisiana LLC	4.200%	9/1/48	2,756	2,392
	Entergy Louisiana LLC	4.200%	4/1/50	1,432	1,222
	Entergy Louisiana LLC	2.900%	3/15/51	1,067	728
	Entergy Louisiana LLC	4.750%	9/15/52	550	517

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Mississippi LLC	3.850%	6/1/49	1,832	1,453
	Entergy Texas Inc.	4.500%	3/30/39	550	501
	Entergy Texas Inc.	3.550%	9/30/49	1,221	927
	Essential Utilities Inc.	4.276%	5/1/49	640	535
	Essential Utilities Inc.	3.351%	4/15/50	1,389	990
	Essential Utilities Inc.	5.300%	5/1/52	1,075	1,042
	Evergy Kansas Central Inc.	4.125%	3/1/42	808	698
	Evergy Kansas Central Inc.	4.100%	4/1/43	905	795
	Evergy Kansas Central Inc.	4.250%	12/1/45	857	734
	Evergy Kansas Central Inc.	3.450%	4/15/50	525	395
	Evergy Metro Inc.	5.300%	10/1/41	955	948
	Evergy Metro Inc.	4.200%	6/15/47	632	536
	Evergy Metro Inc.	4.200%	3/15/48	655	556
[3]	Evergy Metro Inc.	4.125%	4/1/49	1,100	927
	Exelon Corp.	5.300%	3/15/33	619	630
	Exelon Corp.	5.625%	6/15/35	1,010	1,055
	Exelon Corp.	5.100%	6/15/45	1,763	1,669
	Exelon Corp.	4.450%	4/15/46	1,983	1,712
	Exelon Corp.	4.700%	4/15/50	2,378	2,157
	Exelon Corp.	4.100%	3/15/52	770	636
	Exelon Corp.	5.600%	3/15/53	1,000	1,020
	Florida Power & Light Co.	5.625%	4/1/34	779	839
	Florida Power & Light Co.	4.950%	6/1/35	1,245	1,259
	Florida Power & Light Co.	5.650%	2/1/37	843	900
	Florida Power & Light Co.	5.950%	2/1/38	785	864
	Florida Power & Light Co.	5.960%	4/1/39	955	1,057
	Florida Power & Light Co.	5.690%	3/1/40	1,084	1,169
	Florida Power & Light Co.	5.250%	2/1/41	1,010	1,043
	Florida Power & Light Co.	4.050%	6/1/42	1,194	1,063
	Florida Power & Light Co.	3.800%	12/15/42	1,390	1,183
	Florida Power & Light Co.	4.050%	10/1/44	1,122	988
	Florida Power & Light Co.	3.700%	12/1/47	1,680	1,391
	Florida Power & Light Co.	3.950%	3/1/48	1,923	1,659
	Florida Power & Light Co.	4.125%	6/1/48	1,270	1,115
	Florida Power & Light Co.	3.150%	10/1/49	2,027	1,526
	Florida Power & Light Co.	2.875%	12/4/51	1,275	898
[3]	Georgia Power Co.	4.750%	9/1/40	1,580	1,442
	Georgia Power Co.	4.300%	3/15/42	1,638	1,445
	Georgia Power Co.	4.300%	3/15/43	1,410	1,217
[3]	Georgia Power Co.	3.700%	1/30/50	1,780	1,381
[3]	Georgia Power Co.	3.250%	3/15/51	1,155	826
	Iberdrola International BV	6.750%	7/15/36	1,697	1,933
[3]	Idaho Power Co.	4.200%	3/1/48	863	743
[3]	Idaho Power Co.	5.500%	3/15/53	500	520
[3]	Indiana Michigan Power Co.	4.550%	3/15/46	1,125	994
[3]	Indiana Michigan Power Co.	3.750%	7/1/47	835	651
	Indiana Michigan Power Co.	3.250%	5/1/51	1,254	884
	Indiana Michigan Power Co.	5.625%	4/1/53	950	990
	Interstate Power & Light Co.	6.250%	7/15/39	424	457
	Interstate Power & Light Co.	3.700%	9/15/46	790	609
	Interstate Power & Light Co.	3.100%	11/30/51	980	672
	ITC Holdings Corp.	5.300%	7/1/43	651	626
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	955	935
[3]	Kentucky Utilities Co.	5.450%	4/15/33	700	727
	Kentucky Utilities Co.	5.125%	11/1/40	1,342	1,310
	Kentucky Utilities Co.	4.375%	10/1/45	1,347	1,155
	Kentucky Utilities Co.	3.300%	6/1/50	920	665
[3]	Louisville Gas & Electric Co.	5.450%	4/15/33	700	725

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisville Gas & Electric Co.	4.250%	4/1/49	805	695
	MidAmerican Energy Co.	4.800%	9/15/43	1,408	1,354
	MidAmerican Energy Co.	4.250%	5/1/46	1,352	1,185
	MidAmerican Energy Co.	3.950%	8/1/47	1,730	1,483
	MidAmerican Energy Co.	3.650%	8/1/48	1,880	1,523
	MidAmerican Energy Co.	4.250%	7/15/49	2,407	2,153
[3]	Mississippi Power Co.	4.250%	3/15/42	1,475	1,262
	National Grid USA	5.803%	4/1/35	602	615
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	550	483
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	988	860
[3]	Nevada Power Co.	6.650%	4/1/36	1,488	1,701
[3]	Nevada Power Co.	6.750%	7/1/37	667	776
[3]	Nevada Power Co.	3.125%	8/1/50	930	660
[3]	Nevada Power Co.	5.900%	5/1/53	500	554
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/52	1,050	710
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	1,550	1,529
	NiSource Inc.	5.950%	6/15/41	766	801
	NiSource Inc.	5.250%	2/15/43	1,697	1,693
	NiSource Inc.	4.800%	2/15/44	1,690	1,563
	NiSource Inc.	5.650%	2/1/45	984	1,023
	NiSource Inc.	4.375%	5/15/47	761	661
	NiSource Inc.	3.950%	3/30/48	1,567	1,277
	Northern States Power Co.	6.250%	6/1/36	890	988
	Northern States Power Co.	6.200%	7/1/37	1,185	1,312
	Northern States Power Co.	5.350%	11/1/39	400	415
	Northern States Power Co.	4.125%	5/15/44	1,225	1,075
	Northern States Power Co.	4.000%	8/15/45	1,118	961
	Northern States Power Co.	3.600%	9/15/47	925	748
	Northern States Power Co.	2.900%	3/1/50	1,450	1,025
	Northern States Power Co.	2.600%	6/1/51	1,156	766
	Northern States Power Co.	3.200%	4/1/52	1,040	765
	Northern States Power Co.	4.500%	6/1/52	1,225	1,131
	NorthWestern Corp.	4.176%	11/15/44	802	694
	NSTAR Electric Co.	5.500%	3/15/40	847	887
	NSTAR Electric Co.	4.400%	3/1/44	1,085	997
	NSTAR Electric Co.	4.950%	9/15/52	1,031	1,023
	Oglethorpe Power Corp.	5.950%	11/1/39	1,460	1,493
	Oglethorpe Power Corp.	5.375%	11/1/40	952	904
[5]	Oglethorpe Power Corp.	4.500%	4/1/47	1,000	852
	Oglethorpe Power Corp.	5.050%	10/1/48	572	521
	Oglethorpe Power Corp.	5.250%	9/1/50	690	653
	Ohio Edison Co.	6.875%	7/15/36	450	514
	Ohio Power Co.	4.150%	4/1/48	785	675
	Ohio Power Co.	4.000%	6/1/49	809	675
[3]	Ohio Power Co.	2.900%	10/1/51	765	520
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	546	455
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	500	398
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	648	808
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	450	454
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	870	824
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	573	594
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	670	562
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	530	442
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,055	924
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	972	808
[3]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	1,605	1,173
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	975	794
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	875	590

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	950	940
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	735	774
	ONE Gas Inc.	4.658%	2/1/44	1,230	1,138
	ONE Gas Inc.	4.500%	11/1/48	750	656
	Pacific Gas & Electric Co.	4.500%	7/1/40	3,879	3,192
	Pacific Gas & Electric Co.	4.200%	6/1/41	1,015	800
	Pacific Gas & Electric Co.	4.750%	2/15/44	3,225	2,614
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,454	1,092
	Pacific Gas & Electric Co.	3.950%	12/1/47	2,155	1,534
	Pacific Gas & Electric Co.	4.950%	7/1/50	5,997	4,939
	Pacific Gas & Electric Co.	3.500%	8/1/50	2,310	1,525
	Pacific Gas & Electric Co.	5.250%	3/1/52	775	658
	Pacific Gas & Electric Co.	6.750%	1/15/53	3,230	3,340
	Pacific Gas & Electric Co.	6.700%	4/1/53	1,250	1,287
	PacifiCorp	5.250%	6/15/35	567	587
	PacifiCorp	6.100%	8/1/36	790	857
	PacifiCorp	6.250%	10/15/37	2,403	2,691
	PacifiCorp	6.350%	7/15/38	1,020	1,168
	PacifiCorp	6.000%	1/15/39	1,157	1,259
	PacifiCorp	4.100%	2/1/42	572	503
	PacifiCorp	4.125%	1/15/49	1,055	904
	PacifiCorp	4.150%	2/15/50	1,159	991
	PacifiCorp	3.300%	3/15/51	1,225	906
	PacifiCorp	2.900%	6/15/52	1,653	1,135
	PacifiCorp	5.350%	12/1/53	1,970	2,021
	PECO Energy Co.	5.950%	10/1/36	590	636
	PECO Energy Co.	4.150%	10/1/44	833	725
	PECO Energy Co.	3.700%	9/15/47	823	669
	PECO Energy Co.	3.900%	3/1/48	1,065	903
	PECO Energy Co.	3.000%	9/15/49	750	535
	PECO Energy Co.	3.050%	3/15/51	555	393
	PECO Energy Co.	2.850%	9/15/51	745	509
	PECO Energy Co.	4.600%	5/15/52	870	813
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	550	490
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	733	545
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	1,020	720
	Potomac Electric Power Co.	6.500%	11/15/37	1,270	1,460
	Potomac Electric Power Co.	4.150%	3/15/43	1,410	1,239
	PPL Electric Utilities Corp.	5.000%	5/15/33	1,000	1,022
	PPL Electric Utilities Corp.	6.250%	5/15/39	965	1,070
	PPL Electric Utilities Corp.	4.150%	10/1/45	1,080	947
	PPL Electric Utilities Corp.	3.950%	6/1/47	631	543
	PPL Electric Utilities Corp.	4.150%	6/15/48	1,882	1,675
	PPL Electric Utilities Corp.	5.250%	5/15/53	1,150	1,191
	Progress Energy Inc.	6.000%	12/1/39	670	688
[3]	Public Service Co. of Colorado	6.250%	9/1/37	986	1,112
	Public Service Co. of Colorado	6.500%	8/1/38	571	656
	Public Service Co. of Colorado	3.600%	9/15/42	490	402
	Public Service Co. of Colorado	4.300%	3/15/44	665	591
	Public Service Co. of Colorado	3.800%	6/15/47	1,120	924
	Public Service Co. of Colorado	4.100%	6/15/48	1,250	1,071
	Public Service Co. of Colorado	4.050%	9/15/49	1,242	1,049
[3]	Public Service Co. of Colorado	2.700%	1/15/51	700	467
[3]	Public Service Co. of Colorado	4.500%	6/1/52	870	804
[6]	Public Service Co. of Colorado	5.250%	4/1/53	1,250	1,274
	Public Service Co. of New Hampshire	3.600%	7/1/49	1,740	1,390
	Public Service Co. of New Hampshire	5.150%	1/15/53	637	647
[3]	Public Service Electric & Gas Co.	5.800%	5/1/37	723	782

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Public Service Electric & Gas Co.	3.950%	5/1/42	705	608
[3]	Public Service Electric & Gas Co.	3.650%	9/1/42	560	462
[3]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,277	1,052
[3]	Public Service Electric & Gas Co.	3.600%	12/1/47	995	796
[3]	Public Service Electric & Gas Co.	4.050%	5/1/48	1,100	960
[3]	Public Service Electric & Gas Co.	3.850%	5/1/49	1,150	967
[3]	Public Service Electric & Gas Co.	3.200%	8/1/49	895	674
[3]	Public Service Electric & Gas Co.	2.700%	5/1/50	1,585	1,077
[3]	Public Service Electric & Gas Co.	2.050%	8/1/50	669	395
[3]	Public Service Electric & Gas Co.	5.125%	3/15/53	750	768
	Puget Sound Energy Inc.	6.274%	3/15/37	520	571
	Puget Sound Energy Inc.	5.757%	10/1/39	800	830
	Puget Sound Energy Inc.	5.795%	3/15/40	900	934
	Puget Sound Energy Inc.	5.638%	4/15/41	540	554
	Puget Sound Energy Inc.	4.300%	5/20/45	774	663
	Puget Sound Energy Inc.	4.223%	6/15/48	996	862
	Puget Sound Energy Inc.	3.250%	9/15/49	1,185	869
	San Diego Gas & Electric Co.	6.000%	6/1/39	435	467
	San Diego Gas & Electric Co.	4.500%	8/15/40	938	873
[3]	San Diego Gas & Electric Co.	3.750%	6/1/47	900	733
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,055	918
[3]	San Diego Gas & Electric Co.	3.320%	4/15/50	1,217	902
	San Diego Gas & Electric Co.	3.700%	3/15/52	1,050	848
	San Diego Gas & Electric Co.	5.350%	4/1/53	1,125	1,159
	Sempra Energy	3.800%	2/1/38	1,754	1,513
	Sempra Energy	6.000%	10/15/39	1,179	1,240
	Sempra Energy	4.000%	2/1/48	1,342	1,093
	Southern California Edison Co.	6.000%	1/15/34	1,885	2,034
[3]	Southern California Edison Co.	5.750%	4/1/35	1,008	1,062
[3]	Southern California Edison Co.	5.350%	7/15/35	1,225	1,239
	Southern California Edison Co.	5.625%	2/1/36	618	637
[3]	Southern California Edison Co.	5.550%	1/15/37	716	734
[3]	Southern California Edison Co.	5.950%	2/1/38	1,200	1,281
	Southern California Edison Co.	6.050%	3/15/39	940	1,000
	Southern California Edison Co.	5.500%	3/15/40	905	910
	Southern California Edison Co.	4.500%	9/1/40	1,627	1,450
	Southern California Edison Co.	4.050%	3/15/42	765	635
[3]	Southern California Edison Co.	3.900%	3/15/43	791	644
	Southern California Edison Co.	4.650%	10/1/43	2,295	2,084
[3]	Southern California Edison Co.	3.600%	2/1/45	1,015	760
	Southern California Edison Co.	4.000%	4/1/47	1,180	972
[3]	Southern California Edison Co.	4.125%	3/1/48	1,690	1,397
[3]	Southern California Edison Co.	4.875%	3/1/49	981	909
	Southern California Edison Co.	3.650%	2/1/50	970	748
[3]	Southern California Edison Co.	2.950%	2/1/51	1,235	828
[3]	Southern California Edison Co.	3.650%	6/1/51	1,100	847
	Southern California Edison Co.	3.450%	2/1/52	1,420	1,048
[3]	Southern California Edison Co.	5.450%	6/1/52	650	652
	Southern California Edison Co.	5.700%	3/1/53	750	783
	Southern California Gas Co.	5.125%	11/15/40	500	494
	Southern California Gas Co.	3.750%	9/15/42	1,175	963
[3]	Southern California Gas Co.	4.125%	6/1/48	915	760
[3]	Southern California Gas Co.	4.300%	1/15/49	1,050	896
[3]	Southern California Gas Co.	3.950%	2/15/50	694	553
	Southern California Gas Co.	6.350%	11/15/52	1,250	1,439
	Southern Co.	4.250%	7/1/36	2,025	1,857
	Southern Co.	4.400%	7/1/46	3,258	2,837
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	1,427	1,501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	930	787
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	1,230	963
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	900	769
	Southern Power Co.	5.150%	9/15/41	1,066	1,002
	Southern Power Co.	5.250%	7/15/43	746	701
[3]	Southern Power Co.	4.950%	12/15/46	844	754
	Southwest Gas Corp.	3.800%	9/29/46	760	577
	Southwest Gas Corp.	4.150%	6/1/49	815	653
	Southwestern Electric Power Co.	6.200%	3/15/40	610	641
[3]	Southwestern Electric Power Co.	3.900%	4/1/45	655	518
[3]	Southwestern Electric Power Co.	3.850%	2/1/48	595	460
	Southwestern Electric Power Co.	3.250%	11/1/51	1,253	872
	Southwestern Public Service Co.	4.500%	8/15/41	996	897
	Southwestern Public Service Co.	3.400%	8/15/46	610	451
	Southwestern Public Service Co.	3.700%	8/15/47	610	477
[3]	Southwestern Public Service Co.	4.400%	11/15/48	540	472
[3]	Southwestern Public Service Co.	3.150%	5/1/50	1,181	848
	Tampa Electric Co.	4.100%	6/15/42	540	462
	Tampa Electric Co.	4.350%	5/15/44	540	467
	Tampa Electric Co.	4.300%	6/15/48	1,050	896
	Tampa Electric Co.	4.450%	6/15/49	575	500
	Tampa Electric Co.	3.625%	6/15/50	900	688
	Tampa Electric Co.	3.450%	3/15/51	1,000	740
	Toledo Edison Co.	6.150%	5/15/37	540	579
	Tucson Electric Power Co.	4.850%	12/1/48	1,015	927
	Tucson Electric Power Co.	4.000%	6/15/50	600	488
	Tucson Electric Power Co.	5.500%	4/15/53	800	814
	Union Electric Co.	5.300%	8/1/37	465	476
	Union Electric Co.	8.450%	3/15/39	710	944
	Union Electric Co.	3.900%	9/15/42	1,225	1,032
	Union Electric Co.	3.650%	4/15/45	1,017	807
	Union Electric Co.	4.000%	4/1/48	918	763
	Union Electric Co.	3.250%	10/1/49	600	437
	Union Electric Co.	2.625%	3/15/51	1,442	945
	Union Electric Co.	3.900%	4/1/52	555	467
	Union Electric Co.	5.450%	3/15/53	1,100	1,148
[3]	Virginia Electric & Power Co.	6.000%	1/15/36	1,067	1,154
[3]	Virginia Electric & Power Co.	6.000%	5/15/37	1,753	1,888
	Virginia Electric & Power Co.	6.350%	11/30/37	1,756	1,958
	Virginia Electric & Power Co.	4.000%	1/15/43	1,648	1,392
[3]	Virginia Electric & Power Co.	4.650%	8/15/43	1,342	1,221
[3]	Virginia Electric & Power Co.	4.200%	5/15/45	624	524
[3]	Virginia Electric & Power Co.	4.000%	11/15/46	1,055	865
[3]	Virginia Electric & Power Co.	3.800%	9/15/47	1,808	1,444
	Virginia Electric & Power Co.	4.600%	12/1/48	1,025	930
	Virginia Electric & Power Co.	3.300%	12/1/49	982	728
	Virginia Electric & Power Co.	2.450%	12/15/50	1,772	1,094
	Virginia Electric & Power Co.	2.950%	11/15/51	1,557	1,066
[3]	Virginia Electric & Power Co.	4.625%	5/15/52	1,305	1,187
	Virginia Electric & Power Co.	5.450%	4/1/53	1,175	1,198
[3]	Washington Gas Light Co.	3.796%	9/15/46	825	656
[3]	Washington Gas Light Co.	3.650%	9/15/49	955	736
	Wisconsin Electric Power Co.	5.625%	5/15/33	605	647
	Wisconsin Electric Power Co.	5.700%	12/1/36	475	497
	Wisconsin Electric Power Co.	4.300%	10/15/48	536	470
	Wisconsin Power & Light Co.	6.375%	8/15/37	540	593
	Wisconsin Power & Light Co.	3.650%	4/1/50	570	438
	Wisconsin Public Service Corp.	3.671%	12/1/42	415	332

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Public Service Corp.	4.752%	11/1/44	809	749
	Wisconsin Public Service Corp.	2.850%	12/1/51	1,000	687
	Xcel Energy Inc.	6.500%	7/1/36	552	602
	Xcel Energy Inc.	3.500%	12/1/49	931	715
					504,628
Total Corporate Bonds (Cost $4,718,522)					3,941,840
Sovereign Bonds (3.3%)
	Equinor ASA	3.625%	4/6/40	1,443	1,241
	Equinor ASA	5.100%	8/17/40	2,625	2,705
	Equinor ASA	4.250%	11/23/41	2,165	2,012
	Equinor ASA	3.950%	5/15/43	2,587	2,277
	Equinor ASA	4.800%	11/8/43	2,385	2,341
	Equinor ASA	3.250%	11/18/49	3,220	2,481
	Equinor ASA	3.700%	4/6/50	1,481	1,254
	European Investment Bank	4.875%	2/15/36	3,527	3,909
	Export-Import Bank of Korea	2.500%	6/29/41	885	644
[3]	Inter-American Development Bank	3.875%	10/28/41	1,540	1,491
	Inter-American Development Bank	3.200%	8/7/42	1,560	1,366
	Inter-American Development Bank	4.375%	1/24/44	1,388	1,433
[3]	International Bank for Reconstruction & Development	4.750%	2/15/35	895	967
[7]	KFW	0.000%	4/18/36	5,140	3,143
[7]	KFW	0.000%	6/29/37	3,024	1,765
[3]	Oriental Republic of Uruguay	5.750%	10/28/34	1,295	1,419
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	2,784	3,495
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	900	828
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	7,787	7,843
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	4,813	4,738
	Province of British Columbia	7.250%	9/1/36	665	882
[3]	Republic of Chile	2.550%	7/27/33	3,011	2,480
[3]	Republic of Chile	3.500%	1/31/34	3,055	2,723
[3]	Republic of Chile	3.100%	5/7/41	4,780	3,602
[3]	Republic of Chile	4.340%	3/7/42	4,500	3,982
[3]	Republic of Chile	3.500%	1/25/50	3,510	2,637
[3]	Republic of Chile	4.000%	1/31/52	4,515	3,680
[3]	Republic of Chile	3.100%	1/22/61	4,240	2,780
[3]	Republic of Chile	3.250%	9/21/71	1,915	1,248
	Republic of Hungary	7.625%	3/29/41	3,178	3,592
	Republic of Indonesia	4.350%	1/11/48	2,835	2,523
	Republic of Indonesia	5.350%	2/11/49	2,207	2,236
	Republic of Indonesia	3.700%	10/30/49	1,675	1,335
	Republic of Indonesia	3.500%	2/14/50	2,445	1,887
	Republic of Indonesia	4.200%	10/15/50	3,325	2,873
	Republic of Indonesia	3.050%	3/12/51	1,652	1,220
[3]	Republic of Indonesia	4.300%	3/31/52	2,260	1,966
[3]	Republic of Indonesia	5.450%	9/20/52	750	760
[3]	Republic of Indonesia	3.200%	9/23/61	1,401	979
	Republic of Indonesia	4.450%	4/15/70	2,356	2,036
	Republic of Indonesia	3.350%	3/12/71	1,930	1,347
	Republic of Italy	5.375%	6/15/33	1,425	1,432
	Republic of Italy	4.000%	10/17/49	4,153	3,142
	Republic of Italy	3.875%	5/6/51	6,020	4,315
	Republic of Korea	4.125%	6/10/44	3,163	3,039
	Republic of Korea	3.875%	9/20/48	589	541
[3]	Republic of Panama	6.400%	2/14/35	3,540	3,690
[3]	Republic of Panama	6.700%	1/26/36	3,671	3,887
[3]	Republic of Panama	4.500%	5/15/47	1,495	1,174

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Republic of Panama	4.500%	4/16/50	4,812	3,662
[3]	Republic of Panama	4.300%	4/29/53	3,263	2,397
[3]	Republic of Panama	6.853%	3/28/54	1,100	1,134
[3]	Republic of Panama	4.500%	4/1/56	5,025	3,739
[3]	Republic of Panama	3.870%	7/23/60	4,915	3,224
[3]	Republic of Panama	4.500%	1/19/63	2,840	2,049
	Republic of Peru	8.750%	11/21/33	3,335	4,207
[3]	Republic of Peru	3.000%	1/15/34	5,143	4,198
[3]	Republic of Peru	6.550%	3/14/37	2,267	2,469
[3]	Republic of Peru	3.300%	3/11/41	1,705	1,282
	Republic of Peru	5.625%	11/18/50	6,111	6,169
[3]	Republic of Peru	3.550%	3/10/51	1,765	1,302
[3]	Republic of Peru	2.780%	12/1/60	3,645	2,177
[3]	Republic of Peru	3.600%	1/15/72	1,925	1,293
[3]	Republic of Peru	3.230%	7/28/21	1,865	1,117
[3,6]	Republic of Poland	4.875%	10/4/33	3,000	3,000
[3,6]	Republic of Poland	5.500%	4/4/53	2,300	2,346
	Republic of the Philippines	5.609%	4/13/33	990	1,060
	Republic of the Philippines	5.000%	7/17/33	4,435	4,539
	Republic of the Philippines	6.375%	10/23/34	2,918	3,297
	Republic of the Philippines	5.000%	1/13/37	1,780	1,796
	Republic of the Philippines	3.950%	1/20/40	5,694	4,939
	Republic of the Philippines	3.700%	3/1/41	2,165	1,795
	Republic of the Philippines	3.700%	2/2/42	3,605	2,979
	Republic of the Philippines	2.950%	5/5/45	3,594	2,598
	Republic of the Philippines	2.650%	12/10/45	2,835	1,950
	Republic of the Philippines	3.200%	7/6/46	3,540	2,631
	Republic of the Philippines	4.200%	3/29/47	1,900	1,648
	Republic of the Philippines	5.950%	10/13/47	600	651
	Republic of the Philippines	5.500%	1/17/48	2,775	2,862
	State of Israel	4.500%	1/30/43	3,818	3,633
	State of Israel	4.125%	1/17/48	1,925	1,690
	State of Israel	3.375%	1/15/50	3,782	2,907
	State of Israel	3.875%	7/3/50	3,545	2,973
	State of Israel	4.500%	4/3/20	1,688	1,426
[3]	United Mexican States	7.500%	4/8/33	3,167	3,617
[3]	United Mexican States	4.875%	5/19/33	1,555	1,492
[3]	United Mexican States	3.500%	2/12/34	5,695	4,831
[3]	United Mexican States	6.750%	9/27/34	250	276
[3]	United Mexican States	6.350%	2/9/35	5,465	5,811
	United Mexican States	6.050%	1/11/40	6,524	6,636
[3]	United Mexican States	4.280%	8/14/41	5,910	4,844
[3]	United Mexican States	4.750%	3/8/44	7,869	6,693
	United Mexican States	5.550%	1/21/45	3,795	3,576
	United Mexican States	4.600%	1/23/46	4,601	3,786
	United Mexican States	4.350%	1/15/47	2,678	2,121
	United Mexican States	4.600%	2/10/48	3,221	2,631
[3]	United Mexican States	4.500%	1/31/50	5,610	4,529
[3]	United Mexican States	5.000%	4/27/51	4,932	4,237
[3]	United Mexican States	4.400%	2/12/52	5,840	4,566
[3]	United Mexican States	3.771%	5/24/61	5,922	4,003
[3]	United Mexican States	5.750%	10/12/10	4,761	4,270
Total Sovereign Bonds (Cost $325,766)					274,398
Taxable Municipal Bonds (2.9%)
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	750	597

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	675	839
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	755	861
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	645	831
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	395	436
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	1,270	1,755
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	670	798
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	2,285	2,771
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,480	1,918
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	910	1,175
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	750	545
Broward County FL Airport System Revenue	3.477%	10/1/43	745	630
California GO	4.500%	4/1/33	1,425	1,419
California GO	7.500%	4/1/34	3,385	4,230
California GO	4.600%	4/1/38	1,350	1,316
California GO	7.550%	4/1/39	5,320	6,887
California GO	7.300%	10/1/39	2,905	3,605
California GO	7.350%	11/1/39	3,300	4,115
California GO	7.625%	3/1/40	2,365	3,057
California GO	7.600%	11/1/40	3,710	4,884
California GO	5.200%	3/1/43	500	505
California Health Facilities Financing Authority Revenue	4.353%	6/1/41	200	185
California State University Systemwide Revenue	3.899%	11/1/47	200	172
California State University Systemwide Revenue	2.897%	11/1/51	650	476
California State University Systemwide Revenue	2.975%	11/1/51	1,385	986
California State University Systemwide Revenue	2.719%	11/1/52	725	501
California State University Systemwide Revenue	2.939%	11/1/52	725	507
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	800	876
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	650	479
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	1,245	1,369
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	650	771
Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	300	282
Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	690	647
Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	3,870	4,469
Clark County NV Airport System Revenue	6.820%	7/1/45	800	991
Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	1,000	909
Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	975	848
Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/42	670	512
Cook County IL GO	6.229%	11/15/34	925	1,018
Dallas County TX Hospital District GO	5.621%	8/15/44	850	921
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,045	1,187
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	990	1,009

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	715	825
[8]	Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,514
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	955	800
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	625	498
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	1,375	1,071
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	625	462
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	400	370
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	1,000	1,060
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	725	689
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	850	956
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	1,165	1,023
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	2,111	2,314
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,951	2,158
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	525	544
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	500	407
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	600	501
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	500	418
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	1,000	799
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	750	587
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	800	636
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	975	902
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	1,450	1,134
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	875	891
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	2,000	1,497
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	575	470
	Houston TX GO	3.961%	3/1/47	1,135	1,008
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	400	305
	Illinois GO	5.100%	6/1/33	15,185	15,148
	Illinois GO	6.630%	2/1/35	757	804
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	790	881
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	1,050	1,051
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	700	573
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	775	786

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	800	787
[9]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	600	433
	Los Angeles CA Community College District GO	6.750%	8/1/49	1,190	1,532
[10]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/48	500	442
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	575	624
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	1,225	1,457
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	925	1,160
	Los Angeles CA Unified School District GO	5.750%	7/1/34	1,960	2,124
	Los Angeles CA Unified School District GO	6.758%	7/1/34	2,065	2,390
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	1,025	1,094
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	700	901
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	1,400	1,366
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/34	700	714
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	1,200	1,233
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	795	932
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	750	580
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	575	419
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	850	935
	Massachusetts GO	2.663%	9/1/39	987	809
	Massachusetts GO	5.456%	12/1/39	1,485	1,596
	Massachusetts GO	2.813%	9/1/43	845	637
	Massachusetts GO	2.900%	9/1/49	580	410
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	1,005	1,106
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	960	805
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	865	942
	Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	600	471
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	675	786
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	730	948
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	1,605	1,456
	Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	605	498
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	350	308
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	1,170	975
	Michigan State University Revenue	4.165%	8/15/22	1,000	790
	Michigan Strategic Fund Limited Obligation Revenue	3.225%	9/1/47	700	549

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mississippi GO	5.245%	11/1/34	700	733
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	1,000	787
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	575	462
New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.081%	6/15/39	650	577
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	805	934
New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	920	812
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	2,464	3,125
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	3,660	4,513
New York City NY GO	5.517%	10/1/37	775	834
New York City NY GO	6.271%	12/1/37	750	854
New York City NY GO	5.263%	10/1/52	300	325
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	625	701
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	730	816
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	600	687
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	530	610
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	935	1,013
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	985	1,121
New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	600	629
New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	700	728
New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	850	906
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	815	817
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	40	43
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	40	44
New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	2,100	1,908
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,490	1,889
New York State Dormitory Authority Revenue	3.142%	7/1/43	370	304
New York State Dormitory Authority Revenue (Personal Income Tax)	2.202%	3/15/34	1,000	798
New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	1,830	1,928
New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	770	817
New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	600	478
New York State Thruway Authority General Revenue	2.900%	1/1/35	635	538
New York State Thruway Authority General Revenue	3.500%	1/1/42	1,100	931
New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	775	734
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	1,050	1,100

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
North Texas Tollway Authority System Revenue	3.011%	1/1/43	250	192
North Texas Tollway Authority System Revenue	6.718%	1/1/49	1,610	2,020
Ohio State University General Receipts Revenue	4.910%	6/1/40	1,250	1,276
Ohio State University General Receipts Revenue	3.798%	12/1/46	650	556
Ohio State University General Receipts Revenue	4.800%	6/1/11	872	802
Ohio Turnpike Commission Revenue	3.216%	2/15/48	975	730
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,145
Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	1,000	960
Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	1,140	1,103
Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	780	865
Pennsylvania State University Revenue	2.790%	9/1/43	750	586
Pennsylvania State University Revenue	2.840%	9/1/50	780	573
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	920	1,009
Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	625	463
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	875	945
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	715	772
Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	1,000	1,015
Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	875	864
Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	675	598
Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	800	617
Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	1,720	1,746
Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	900	640
Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	4,145	3,872
Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	1,050	1,043
Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	635	452
Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	710	824
Rutgers State University New Jersey Revenue	5.665%	5/1/40	660	705
Rutgers State University New Jersey Revenue	3.270%	5/1/43	400	324
Rutgers State University New Jersey Revenue	3.915%	5/1/19	705	527
Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	1,190	1,007
Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	725	594
Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	650	619
Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	1,120	1,145
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	750	830
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	550	607
San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	750	713
San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	675	490
San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	765	864
San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,175	1,362
San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	915	1,122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	775	702
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	800	904
	Texas GO	5.517%	4/1/39	2,165	2,379
	Texas GO	3.211%	4/1/44	1,300	1,085
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/35	2,525	2,594
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/41	1,500	1,587
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	1,525	1,252
	Texas Transportation Commission GO	4.681%	4/1/40	450	451
	Texas Transportation Commission GO	2.562%	4/1/42	660	505
	Texas Transportation Commission GO	2.472%	10/1/44	1,000	707
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	685	668
[10]	Tucson City AZ COP	2.856%	7/1/47	725	532
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	1,075	1,261
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	675	792
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	1,425	991
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	700	642
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	1,560	1,067
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	565	383
	University of California Revenue	5.770%	5/15/43	980	1,078
	University of California Revenue	5.946%	5/15/45	600	664
	University of California Revenue	3.071%	5/15/51	1,000	721
	University of California Revenue	4.858%	5/15/12	1,440	1,341
	University of California Revenue	4.767%	5/15/15	1,200	1,090
	University of Michigan Revenue	2.437%	4/1/40	905	691
	University of Michigan Revenue	2.562%	4/1/50	500	350
	University of Michigan Revenue	3.504%	4/1/52	600	503
	University of Michigan Revenue	3.504%	4/1/52	500	419
	University of Michigan Revenue	4.454%	4/1/22	2,300	2,075
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	775	614
[9]	University of Oregon Revenue	3.424%	3/1/60	650	491
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	725	491
	University of Texas Financing System Revenue	4.794%	8/15/46	1,075	1,105
	University of Texas Financing System Revenue	3.354%	8/15/47	800	654
	University of Texas Financing System Revenue	2.439%	8/15/49	600	403
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	690	561
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	1,000	786
	University of Virginia Revenue	2.256%	9/1/50	1,675	1,069
	University of Virginia Revenue	4.179%	9/1/17	975	821
	Washington GO	5.140%	8/1/40	860	884
[10]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	3.846%	11/1/50	80	59
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	875	819
Total Taxable Municipal Bonds (Cost $251,439)					243,844

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[11]	Vanguard Market Liquidity Fund (Cost $24,532)	4.839%	245,349	24,532
Total Investments (99.0%) (Cost $9,983,254)				8,305,440
Other Assets and Liabilities—Net (1.0%)				84,398
Net Assets (100%)				8,389,838
Cost is in $000.
1	Securities with a value of $1,497,000 have been segregated as initial margin for open futures contracts.
2	U.S. government-guaranteed.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the aggregate value was $89,513,000, representing 1.1% of net assets.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2023.
7	Guaranteed by the Federal Republic of Germany.
8	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

COP—Certificate of Participation.
DAC—Designated Activity Company.
GO—General Obligation Bond.
SO—Special Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Long U.S. Treasury Bond	June 2023	382	50,102	1,294

Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2023	(406)	(57,297)	(1,593)
				(299)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,820,826	—	3,820,826
Corporate Bonds	—	3,941,840	—	3,941,840
Sovereign Bonds	—	274,398	—	274,398
Taxable Municipal Bonds	—	243,844	—	243,844
Temporary Cash Investments	24,532	—	—	24,532
Total	24,532	8,280,908	—	8,305,440

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,294	—	—	1,294
Liabilities
Futures Contracts[1]	1,593	—	—	1,593
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.